UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

September 30, 2009

1.807735.105

LIM-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,172
Series 2005 A2, 5% 6/1/12	1,500	1,629
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,125	2,285
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,202
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,319
Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,253
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,865	3,865
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,700
5.5% 1/1/22	2,300	1,954
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,354
		27,733
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,038
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,633
		8,671
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	504
5% 1/1/11	1,000	1,042
5% 1/1/12	1,200	1,278
Series 2008 D:
5.5% 1/1/38	6,300	6,610
6% 1/1/27	1,400	1,529
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,914
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	$ 2,365	$ 2,505
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,157
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,743
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (e)	2,250	2,350
5.5% 7/1/12 (e)	2,450	2,614
5.5% 7/1/13 (e)	1,005	1,084
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,185
Series 2009 A:
5% 7/1/14	1,500	1,715
5% 7/1/18	7,665	9,029
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,027
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,408
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,128
		61,822
California - 11.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,797
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,800	3,140
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,386
5.5% 5/1/15	2,600	2,860
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,332
5% 7/1/15	15,200	16,974
5.25% 1/1/11	700	734
5.25% 7/1/12	1,210	1,325
5.25% 7/1/13	10,300	11,531
5.25% 7/1/13	7,000	7,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2004 A:
5.25% 7/1/14	$ 9,700	$ 11,010
5.25% 7/1/14	13,240	15,028
Series 2008 A, 5% 1/1/11	4,200	4,388
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,495
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	87
5% 2/1/11	90	94
5% 10/1/13	1,550	1,722
5% 11/1/13	4,000	4,452
5% 3/1/15	2,615	2,918
5% 8/1/16	6,070	6,826
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,993
5% 3/1/26	2,200	2,269
5% 6/1/27 (AMBAC Insured)	1,800	1,843
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,915
5% 8/1/33	4,300	4,317
5.125% 11/1/24	1,900	1,977
5.125% 2/1/26	1,200	1,242
5.25% 2/1/11	1,650	1,732
5.25% 3/1/12	2,210	2,390
5.25% 2/1/15	5,000	5,502
5.25% 2/1/16	8,500	9,259
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,653
5.25% 2/1/28	3,400	3,506
5.25% 2/1/33	6,100	6,207
5.25% 12/1/33	110	112
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,670	7,804
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,686
5.25% 3/1/38	8,570	8,733
5.5% 3/1/11	8,500	8,980
5.5% 4/1/13	1,400	1,562
5.5% 4/1/13 (AMBAC Insured)	1,000	1,116
5.5% 8/1/29	13,900	14,767
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,517
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,025	11,836
5.5% 8/1/30	10,000	10,564
5.5% 11/1/33	21,355	22,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 3,600	$ 3,949
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,559
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,183
Series 2008 L, 5.125% 7/1/22	3,800	3,932
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,324
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,607
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	6,127
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,398
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	9,194
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	12,836	8,047
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,052
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(e)	3,400	3,551
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,294
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,785
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,095
Series 2005 K, 5% 11/1/16	7,195	7,711
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,387
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,750
5.75% 11/1/28	5,000	5,648
5% 11/1/14 (FSA Insured)	1,000	1,145
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	4,900	5,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	$ 4,000	$ 4,087
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	685
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,513
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	8,011
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,089
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,608
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,686
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
5.75% 1/15/40	1,600	1,564
5.875% 1/15/27	1,000	1,014
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,369
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,421
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,641
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,463
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	24,161
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,651
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,676
5% 1/1/11 (FSA Insured) (e)	1,740	1,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.): - continued
5% 1/1/12 (FSA Insured) (e)	$ 1,835	$ 1,902
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,535
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,215	1,294
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,897
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,259
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,610
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,562
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,029
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,683
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,075
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	806
5.25% 7/1/21	700	805
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,886
6.5% 8/1/28	2,750	3,348
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,672
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,670
5% 5/15/22	2,000	2,250
Series 2009 B, 5% 5/15/12	500	548
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,395	1,440
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,613
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	$ 5,000	$ 5,263
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,181
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,810
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,888
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,436
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	804
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,432
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,929
		516,790
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,793
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,113
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,528
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	11,100	6,779
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,237
5% 11/15/12 (Escrowed to Maturity) (f)	120	134
5% 11/15/14	1,105	1,212
5% 11/15/14 (Escrowed to Maturity) (f)	60	69
Series 2006 F:
5% 11/15/13	395	434
5% 11/15/13 (Escrowed to Maturity) (f)	890	1,011
5% 11/15/14	420	461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 F:
5% 11/15/14 (Escrowed to Maturity) (f)	$ 935	$ 1,077
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,036
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	634
5% 7/1/12	675	653
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,883
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,684
0% 10/1/22 (Escrowed to Maturity) (f)	25,700	15,490
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	6,020	6,312
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,348
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (FGIC Insured)	1,000	1,142
5.75% 12/15/22 (FGIC Insured)	1,000	1,136
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,063
		57,229
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,509
Series 2009 1:
5% 2/1/14	10,000	11,298
5% 2/1/15	10,000	11,420
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,129
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,331
		32,687
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,138
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	$ 1,000	$ 1,031
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,197
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,317
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,233
4% 8/15/11 (FSA Insured)	1,050	1,084
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,714
5% 4/1/14	2,000	2,171
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,824
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,475	3,475
5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,780	2,798
		32,283
Florida - 6.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (f)	195	196
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,052
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,377
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,667
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,140
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,510
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,586
5% 12/1/11	2,695	2,908
5% 12/1/12	3,880	4,272
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 1,800	$ 1,881
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,312
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/13	19,705	22,044
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,901
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,890
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	728
Series 2008 A, 5.375% 7/1/28	3,375	3,763
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,142
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,784
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	6,500	7,184
Series 2002, 3.95%, tender 9/1/12 (c)	8,150	8,458
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,791
Series B:
5% 11/15/17	1,050	1,107
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (f)	150	175
Series G:
5% 11/15/12	965	1,042
5% 11/15/12 (Escrowed to Maturity) (f)	35	39
5% 11/15/13	1,545	1,696
5% 11/15/13 (Escrowed to Maturity) (f)	55	63
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,261
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,867
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	3,928
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	$ 2,000	$ 2,073
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,101
5% 9/1/22	2,270	2,559
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,618
5% 10/1/14	7,000	7,661
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,059
4% 10/1/11	2,105	2,228
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,073
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,420
5% 11/15/14	2,485	2,632
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,000
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,824
5.25% 6/1/24	3,850	4,008
5.25% 6/1/25	4,050	4,196
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	597
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,420
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,401
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,585
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,437
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	$ 2,700	$ 2,946
5% 8/1/15 (AMBAC Insured)	5,990	6,558
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	9,198
5.25% 10/1/20 (FSA Insured)	5,000	5,729
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,006
5.75% 10/1/43	1,850	1,926
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,677
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,976
5% 11/1/14 (FSA Insured)	1,825	1,960
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,050
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,799
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,694
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,042
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,421
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,091
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,020	$ 1,110
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	4,400	4,865
		283,500
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,179
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,274
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,365
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,760
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	12,420
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	7,015	4,476
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,355
5% 11/1/18	6,000	6,699
5% 11/1/19	3,000	3,347
Fulton DeKalb Hosp. Auth. Hosp. Rev. Series 2003, 5% 1/1/10 (FSA Insured)	3,370	3,405
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,468
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,345
Series 2005 V:
6.6% 1/1/18 (f)	35	42
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,802
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,514
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	583
5% 9/15/14	715	734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	$ 8,800	$ 9,717
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	7,105
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,213
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	8,576
5.25% 1/1/20	1,625	1,869
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12 (b)	1,350	1,464
5% 10/1/13 (b)	1,450	1,591
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	1,050
		120,353
Hawaii - 1.0%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,700	3,880
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,835
Series 2009 DR:
5% 6/1/18	5,785	6,806
5% 6/1/19	15,755	18,625
		45,146
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,953
6.75% 11/1/37	2,600	2,865
		5,818
Illinois - 9.6%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,744
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	927
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,342
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 1999 A:
0% 12/1/11 (FGIC Insured)	$ 4,600	$ 4,393
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	762
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,947
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,615
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,733
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,278
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	1,600	1,671
Series 1995 A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,439
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	800
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	397
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	410
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,544
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	6,124
5.25% 1/1/29 (FSA Insured)	190	201
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,050
Series 2006 A, 5% 1/1/23	10,975	11,967
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,843
5.5% 1/1/11 (e)	10,000	10,204
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,364
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,181
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,902
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	384
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Sales Tax Rev. Series 1998: - continued
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	$ 2,400	$ 2,830
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,569
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000	1,067
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	3,179
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,916
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,201
5% 6/1/12	3,645	3,967
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,908
Series 2008, 5.25% 11/1/33	4,500	4,836
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,977
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,291
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,220
Cook County Gen. Oblig. Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,201
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	650
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,110
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,075
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	3,004
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,984
DuPage County Forest Preserve District Rev. Series 2000:
0% 11/1/09	4,000	3,997
0% 11/1/17	2,700	2,106
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(e)	3,500	3,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	$ 3,255	$ 3,575
5.5% 5/1/13 (FGIC Insured)	1,000	1,122
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,121
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,306
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	13,900	7,994
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,716
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	905	939
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,398
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,715
5.25% 10/1/14	2,290	2,431
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	5,900	5,901
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,114
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,900
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,965
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,117
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	5,142
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/09	1,000	1,000
5% 10/1/10	1,235	1,271
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,001
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,665	3,676
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 785	$ 827
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,174
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,381
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,122
First Series, 5.5% 8/1/10	1,400	1,452
Series 2000:
5.5% 4/1/17	2,600	2,650
5.6% 4/1/21	2,800	2,851
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,105
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,429
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,553
5.5% 4/1/16 (FSA Insured)	1,000	1,094
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,090
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,351
Series 2009, 4% 4/26/10	35,000	35,663
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (f)	5,000	5,242
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,666
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	2,967
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,651
Series W, 5% 6/15/13	3,430	3,440
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,728
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	37,767
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	$ 1,500	$ 1,770
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,260
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,164
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	860	745
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,893
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,326
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,129
0% 12/1/14 (FSA Insured)	5,180	4,571
0% 12/1/15 (FSA Insured)	3,810	3,222
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,463
0% 12/1/10 (FSA Insured)	3,380	3,323
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,668
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,256
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,625
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,577
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,358
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	861
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,039
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,579
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,654
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,332
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,094
5% 10/1/19	1,475	1,582
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,395
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,500	2,786
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,015
0% 4/1/14	3,500	3,181
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,339
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,412
0% 11/1/16 (FSA Insured)	4,000	3,106
0% 11/1/17 (FSA Insured)	1,300	955
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	864
		424,187
Indiana - 2.7%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,063
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,291
5% 1/10/14 (FSA Insured)	1,180	1,339
5% 7/10/14 (FSA Insured)	1,215	1,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	$ 1,405	$ 1,532
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,907
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,081
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,404
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,907
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,430
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,949
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,182
5.25% 7/15/16 (FSA Insured)	2,095	2,475
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,725
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(e)	1,250	1,265
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,429
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,146
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,986
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,174
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,292
0% 12/1/17 (AMBAC Insured)	1,470	1,097
0% 6/1/18 (AMBAC Insured)	1,740	1,263
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,545	3,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank: - continued
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	$ 1,110	$ 1,164
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,685
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,301
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,220
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,387
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,472
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,805
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,545
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,160
5% 7/1/22	1,000	1,151
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,018
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,800
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,429
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,369
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,813
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,950
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,086
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,687
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,642
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,081
		118,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	$ 1,685	$ 1,815
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,886
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	2,880	3,063
		9,764
Kansas - 0.8%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,830
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19 (b)	285	310
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,233
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Series 2002 II:
5.5% 11/1/19	1,000	1,111
5.5% 11/1/20	1,000	1,104
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,056
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	14,700	16,027
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,644
Wichita Hosp. Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,463
		33,586
Kentucky - 0.9%
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,645	1,667
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,432
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	$ 12,000	$ 14,002
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,398
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,972
		40,367
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,077
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,912
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,230
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,091
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,299
5% 7/1/15	2,740	2,944
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,958
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,778
0% 9/1/13 (AMBAC Insured)	1,400	1,138
		22,427
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,824
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,897
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,270
5.25% 7/1/32 (AMBAC Insured)	2,080	2,233
6% 7/1/38	1,800	2,050
		13,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.3%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	$ 15,545	$ 18,474
Second Series B, 5% 8/15/20	18,180	21,831
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,869
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,362
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,298
4% 7/1/11 (AMBAC Insured)	1,000	1,038
Series 2008 F:
4% 7/1/11	2,000	2,060
5% 7/1/12	1,000	1,065
5% 7/1/17	1,190	1,315
5% 7/1/18	2,500	2,752
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	2,399
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	606
5% 4/1/16	1,665	1,924
		58,993
Massachusetts - 3.2%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,975
5% 5/15/21	6,885	7,891
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,229
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,200	1,244
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	266
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	743
5% 1/1/13	750	786
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston College Proj.):
Series Q1:
5% 7/1/19	$ 1,150	$ 1,354
5% 7/1/20	1,245	1,447
5% 7/1/21	1,840	2,118
Series Q2:
5% 7/1/18	1,650	1,928
5% 7/1/19	1,635	1,924
5% 7/1/20	1,780	2,069
5% 7/1/21	1,935	2,228
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	1,315	1,366
6.375% 8/1/15	2,460	2,553
6.375% 8/1/16	2,570	2,665
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(e)	3,000	3,171
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,225
5.75% 6/15/13	3,000	3,146
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	11,400	12,673
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,238
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	2,039
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,739
Series 2007 B, 5% 11/1/15	7,000	8,165
Series 2007 C:
5.25% 8/1/22	3,300	3,802
5.25% 8/1/23	1,600	1,832
5.25% 8/1/24	4,000	4,557
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,329
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,216
5%, tender 7/1/15 (c)	7,000	7,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	$ 2,000	$ 1,977
5.125% 7/1/38	1,500	1,470
Series 2008 E2:
5% 7/1/10	3,825	3,893
5% 7/1/11	3,000	3,129
5% 7/1/12	2,075	2,191
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,800	1,824
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,950
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,195
5% 7/1/21	4,700	5,111
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	949
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	904
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,388
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,930	2,937
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		139,848
Michigan - 2.5%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,153
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,051
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,234
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,141
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,475
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003: - continued
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,505
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,294
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,162
Series 2006 D, 1% 7/1/32 (c)	5,550	4,314
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,244
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,777
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,518
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,397
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,412
5% 12/1/15	665	729
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,878
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,573
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,809
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	160	175
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,035
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,723
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,053
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,372
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,031
5.5% 3/1/17	1,885	1,931
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	7,993
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/10	$ 870	$ 880
5% 5/15/11	1,100	1,123
5% 5/15/12	1,250	1,283
5% 5/15/13	1,500	1,544
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	2,003
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,125
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,500	1,480
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,165
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,119
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,052
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,326
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13 (b)	1,000	1,060
4% 1/1/14 (b)	1,100	1,172
5% 1/1/15 (b)	1,585	1,767
		108,094
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.25% 12/1/09	1,250	1,255
5.625% 12/1/22	575	588
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,068
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,475
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,641
5.5% 7/1/18	1,400	1,524
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	$ 400	$ 415
5% 5/15/13	395	412
5% 5/15/14	250	261
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,478
		11,117
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(e)	1,275	1,288
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,064
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,473
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,368
5% 8/15/13	1,500	1,565
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,338
		11,096
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,075
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,129
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,156
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,071
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,489
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,527
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,085
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,966
		15,064
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,783
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,512
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,093
Series 2008 E, 5% 7/1/11	5,000	5,296
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,503
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,115
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,672
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,068
5% 7/1/14	1,000	1,059
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,496
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,433
		27,247
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(e)	2,400	2,400
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,188
		3,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 2.3%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	$ 1,710	$ 1,698
Series 2005 B:
5% 2/15/13	2,210	2,228
5.25% 2/15/10	1,925	1,934
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,718
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,243
5.25% 6/15/21	4,500	5,025
5.25% 6/15/22	10,585	11,675
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,759
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	1,385	1,467
Series 2005 O:
5.125% 3/1/28	2,000	2,114
5.25% 3/1/15	3,000	3,423
5.25% 3/1/21	6,500	7,167
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,290
5.25% 3/1/23	1,500	1,616
5.25% 3/1/24	5,550	5,968
5.25% 3/1/25	4,200	4,486
5.25% 3/1/26	4,700	5,013
Series 2005 P, 5.125% 9/1/28	1,100	1,168
Series 2008 Y:
5% 9/1/10	1,000	1,039
5% 9/1/11	1,000	1,073
5% 9/1/12	2,545	2,788
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,637
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,211
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,450
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	6,420	7,624
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2005 A, 5% 1/1/25 (FSA Insured)	$ 2,610	$ 2,791
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,107
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,420
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,094
		99,226
New Mexico - 0.6%
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	4,080	4,109
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,344
4% 9/1/16	3,000	3,203
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,225
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,272
5% 5/15/19 (FSA Insured)	3,420	3,923
5% 5/15/20 (FSA Insured)	2,585	2,937
5% 5/15/21 (FSA Insured)	2,725	3,070
		28,083
New York - 14.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,180
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	2,006
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,202
5.75% 5/1/22	2,240	2,420
Series 2004:
5.75% 5/1/17	2,895	3,216
5.75% 5/1/19 (FSA Insured)	5,590	6,159
5.75% 5/1/22 (FSA Insured)	8,525	9,306
5.75% 5/1/25 (FSA Insured)	1,715	1,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	$ 2,600	$ 2,652
5% 6/1/11	1,075	1,134
Series 2008 A, 6% 5/1/33	6,000	6,941
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,084
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,768
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	162
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Series 2002 A1, 5.25% 11/1/14	600	651
Series 2002 C, 5.5% 8/1/13	2,000	2,234
Series 2003 J, 5.5% 6/1/19	2,315	2,549
Series 2005 F1, 5.25% 9/1/14	3,600	4,113
Series 2005 G, 5% 8/1/14	6,500	7,341
Series 2005 J, 5% 3/1/12	3,020	3,273
Series 2005 K, 5% 8/1/11	3,685	3,946
Series 2008 A1, 5.25% 8/15/21	11,000	12,663
Series 2008 E, 5% 8/1/13	11,760	13,130
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,387
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,407
5% 6/15/39	1,600	1,678
Series FF 2, 5.5% 6/15/40	800	904
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,961
Series 2009 S3, 5.25% 1/15/34	20,000	21,823
Series 2009 S4, 5.75% 1/15/39	6,400	7,192
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	7,690	8,353
6% 11/1/28 (a)	40,925	44,788
Series 2003 B, 5.25% 2/1/29 (a)	3,800	4,001
Series 2007 C1, 5% 11/1/13	11,050	12,610
Series 2010 B, 5% 11/1/20	37,195	43,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	$ 9,975	$ 11,674
5% 3/15/18	10,515	12,374
5% 3/15/19	11,040	13,063
Series 2009 A, 5% 2/15/34	4,200	4,522
Series 2009 D, 5% 6/15/13	28,070	31,728
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,738
Series A:
5.75% 7/1/13	3,400	3,658
5.75% 7/1/13 (AMBAC Insured)	1,100	1,183
Series C, 7.5% 7/1/10	1,160	1,216
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,246
5% 2/15/11	2,720	2,822
5% 2/15/12	6,855	7,368
5% 2/15/13	6,545	7,176
5% 8/15/13	7,390	8,204
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,622
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	906
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,868
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,175
Series 2009 A:
5% 7/1/20	5,000	5,632
5% 7/1/21	12,335	13,764
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	17,600	20,740
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,808
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,144
Series 2005 C, 5.25% 11/15/14	1,000	1,137
Series 2008 A, 5.25% 11/15/36	8,800	9,214
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,528
Series 2008 C, 6.5% 11/15/28	11,300	13,203
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev. Series 2005 G: - continued
5.25% 1/1/27	$ 5,000	$ 5,389
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,392
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A:
5% 4/1/13	3,420	3,804
5% 4/1/14	1,500	1,694
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,813
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,162
Series 2008 D, 5% 1/1/13	9,500	10,461
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(e)	3,000	2,957
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,025	7,641
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,337
5.25% 6/1/22 (AMBAC Insured)	3,450	3,660
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,305
5.5% 6/1/16	20,000	20,438
5.5% 6/1/17	1,900	1,970
5.5% 6/1/19	1,000	1,074
Series 2003B 1C:
5.5% 6/1/14	3,900	3,904
5.5% 6/1/15	4,900	5,015
5.5% 6/1/17	7,950	8,245
5.5% 6/1/18	17,165	18,094
5.5% 6/1/19	4,700	5,048
5.5% 6/1/22	600	642
Series 2003B C1:
5.5% 6/1/16	1,600	1,665
5.5% 6/1/20	800	859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	$ 2,000	$ 2,095
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	9,100	10,675
		638,581
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,223
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,229
		5,452
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,742
5.25% 6/1/20 (AMBAC Insured)	1,520	1,643
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	2,245	2,616
5% 3/1/19	3,000	3,532
5% 3/1/20	3,500	4,045
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,282
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,344
5% 11/1/12 (FSA Insured)	1,300	1,411
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,551
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26	1,000	1,023
Series 2003 A, 5.5% 1/1/11	1,725	1,810
Series 2003 C, 5.25% 1/1/10	2,630	2,637
Series 2003 D, 5.375% 1/1/10	3,360	3,396
Series 2009 B:
5% 1/1/15 (b)	1,250	1,359
5% 1/1/16 (b)	3,000	3,262
5% 1/1/20 (b)	2,110	2,243
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	$ 1,290	$ 1,455
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30 (b)	1,700	1,791
		40,742
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,856
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,034
5% 7/1/14	1,000	1,034
		5,924
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,751
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,872
6% 6/1/42	1,500	1,257
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15 (b)	1,435	1,500
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,170
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,165
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	1,100	1,150
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,650	3,829
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,545
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,695
5% 10/1/22	2,000	2,271
5% 10/1/23	3,000	3,385
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,200
5.5% 1/1/43	1,500	1,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	$ 5,900	$ 6,501
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(e)	15,000	16,446
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,089
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	512
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,074
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,268
5.75% 12/1/35	5,200	5,425
		65,711
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	973
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,134
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,955
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (f)	820	848
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,402
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,712
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,360
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,625
5% 8/15/13	1,260	1,385
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	$ 1,285	$ 1,445
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,102
5% 12/15/14	850	943
		31,650
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,742
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,615
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,210	1,241
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,839
Series 2008 B:
5% 6/15/11	1,800	1,910
5% 6/15/12	2,000	2,169
5% 6/15/13	2,000	2,195
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,347
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,447
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,466
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,227
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2002, 3.6%, tender 12/1/09 (AMBAC Insured) (c)(e)	5,665	5,675
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,129
5% 12/15/13	1,155	1,156
Series 2006 B, 5% 12/15/13	3,115	3,117
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	495	509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.: - continued
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	$ 380	$ 429
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	3,056
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,674
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	2,009
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,740
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,245
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,342
6.5% 11/1/16 (e)	1,100	1,145
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(e)	2,300	2,311
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,649
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (f)	1,745	2,073
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,970
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,319
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,131
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,160
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,698
Series 2008 B1, 5.5% 6/1/33	8,500	9,307
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	$ 2,900	$ 3,037
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,049
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,981
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,572
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	728
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,190
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,308
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,633
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,006
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,480
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,203
		143,351
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,723
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,397
		17,120
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,161
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	685
		2,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	$ 1,765	$ 1,841
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,475
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,661
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,767
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,509
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	712
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	764
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,248
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,039
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	5,952
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,487
Series 2005 B, 5% 1/1/10	3,000	3,032
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,287
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,551
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	4,060
		31,385
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,072
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,185
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 407
5.25% 11/1/18	1,000	1,090
		8,176
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	5,095
5% 12/15/11	3,270	3,368
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,682
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,326
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,278
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,814
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	8,107
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,817
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,946
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,209
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,670
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,281
		63,593
Texas - 12.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,945
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,499
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	831
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	$ 1,750	$ 1,652
6% 1/1/18	1,000	925
6% 1/1/19	1,335	1,217
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,803
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,116
0% 11/15/12 (AMBAC Insured)	5,645	5,285
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,445
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,202
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,817
Series 2009 A:
5% 11/15/14	2,315	2,660
5% 11/15/17	1,375	1,613
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,181
5.25% 2/15/42	6,000	6,426
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,449
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,296
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	190
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,319
5.375% 5/1/16 (FSA Insured)	185	200
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,375
5.375% 5/1/17 (FSA Insured)	195	210
Birdville Independent School District:
Series 1999, 0% 2/15/12	4,150	4,016
Series 2003, 5% 2/15/10	1,200	1,220
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,352
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,208
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	$ 9,340	$ 9,871
5% 8/15/13	9,575	10,178
Clint Independent School District:
Series 2003:
5.5% 8/15/18	190	207
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	913
Series 2008, 5% 8/15/21	1,310	1,503
Corpus Christi Gen. Oblig. Series 2004, 5% 3/1/10 (AMBAC Insured)	1,565	1,593
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,610
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,670
Series A, 0% 2/15/16	3,640	3,035
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/48	19,160	20,615
5% 12/1/36	7,100	7,551
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,971
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,205
Series 2009 A:
5% 11/1/15	5,000	5,619
5% 11/1/16	3,000	3,372
5% 11/1/21	1,500	1,613
Series 2009, 5% 11/1/19	1,000	1,118
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,164
Series 2008, 6.375% 2/15/34	1,300	1,525
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,430
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,648
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,640
Series 2009:
5% 2/15/17	1,220	1,413
5% 2/15/22	8,920	10,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	$ 2,000	$ 2,115
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,106
Garland Independent School District:
Series 2001, 5.5% 2/15/12	35	36
5.5% 2/15/12 (Pre-Refunded to 2/15/10 @ 100) (f)	2,145	2,185
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,285
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,554
5% 2/15/14	1,745	1,954
Harlandale Independent School District Series 2000, 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,021
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,377
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,015
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,325
5% 8/15/18	1,000	1,166
5.25% 8/15/47	9,740	10,320
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,551
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,738
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,107
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,262
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,300
Series A, 5.5% 7/1/39	6,000	6,411
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,341
Series A, 0% 8/15/11	13,740	13,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District: - continued
0% 8/15/10 (AMBAC Insured)	$ 2,200	$ 2,179
0% 8/15/15	2,000	1,727
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,545
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,833
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,561
0% 12/1/11 (AMBAC Insured)	8,250	7,983
Humble Independent School District:
Series 2000:
0% 2/15/10	2,320	2,312
0% 2/15/16	1,250	1,057
0% 2/15/17	1,400	1,133
Series 2009, 4% 2/15/14 (b)	410	445
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,880
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,211
5% 9/15/18	1,890	2,223
5% 9/15/21	2,340	2,694
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	869
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,520
0% 8/15/17	1,020	806
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,617
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,646
5% 8/1/14	5,110	5,872
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,631
Longview Independent School District 5% 2/15/20	1,000	1,126
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,742
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,223
5.25% 5/15/21	2,405	2,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,150
Mansfield Independent School District:
5.5% 2/15/13	230	244
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,434
5.5% 2/15/14	330	348
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,080
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,783
5.5% 2/15/18	145	151
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	912
5.5% 2/15/19	370	384
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,304
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,203
Midway Independent School District Series 2000, 0% 8/15/19	1,400	998
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	560
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,868
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,617
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,037
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,318
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,208
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,937
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,358
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,264
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District:
Series 2001:
5.5% 2/15/13	$ 1,090	$ 1,157
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,301
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	565
Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,026
Series A:
5.25% 2/15/17	725	781
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,479
Pasadena Independent School District Series 2007, 5% 2/15/21 (b)	1,640	1,857
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,071
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	523
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,739
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,497
Series 2007, 5.375% 8/15/33	7,340	8,020
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,250
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,157
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,107
Series 2002:
5.375% 2/15/17	20	22
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,132
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,486
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,122
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	$ 2,165	$ 2,285
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (f)	870	897
Series 2002:
5.375% 2/1/17	3,495	3,748
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,745
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,954
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,100
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	718
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,659
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,273
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (c)	7,500	7,515
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,435
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,255
Series 2009:
5% 10/1/19 (b)	3,045	3,550
5% 10/1/20 (b)	2,180	2,517
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,065	1,118
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,738
5.375% 2/1/18	480	501
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,294
5% 11/15/14	2,005	2,218
5% 11/15/15	1,880	2,076
5.75% 11/15/24	4,700	5,048
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	1,000	1,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,974
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,984
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (e)	1,915	1,980
Series 2008:
5% 10/1/12	3,500	3,894
5% 4/1/13	1,000	1,122
Series 2009 A:
5% 10/1/17	3,660	4,307
5% 10/1/18	3,950	4,660
5% 10/1/19	5,500	6,511
0% 10/1/13	8,900	8,247
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,200
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,015
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,452
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,178
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,258
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	4,900	4,974
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,724
Series 1999 B, 5.625% 7/15/21	2,010	2,039
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,307
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,339
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,133
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (f)	6,500	7,413
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District:
5.5% 2/15/26	$ 3,220	$ 3,703
5.5% 2/15/33	4,160	4,634
5.5% 2/15/37	4,820	5,301
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,311
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,449
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,847
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,323
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	687
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,076
Series 2005, 5% 8/15/23	1,745	1,920
		557,514
Utah - 0.8%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,375
Utah Gen. Oblig. Series 2009 C:
5% 7/1/16	5,000	5,910
5% 7/1/17	15,000	17,844
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,827
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,624
		36,580
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,218
6.125% 12/1/27 (AMBAC Insured)	2,800	2,824
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,072
5% 12/1/14 (FSA Insured)	1,200	1,304
5% 12/1/15 (FSA Insured)	1,000	1,085
		7,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.6%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (e)	$ 2,750	$ 2,765
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,278
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	13,501
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	5,159
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,654
		26,357
Washington - 2.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,605
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,410
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,049
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525	752
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(e)	1,000	1,074
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	1,300	1,393
Clark County Pub. Util. District #1 Elec. Rev.:
Series 2002 B:
5.25% 1/1/10 (FSA Insured)	1,630	1,649
5.25% 1/1/11 (FSA Insured)	1,715	1,808
Series 2003, 5% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,021
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,076
Cowlitz County Gen. Oblig. Series 1999, 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	462
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,480
Series 2006 A, 5% 7/1/13	5,000	5,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 145	$ 156
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,101
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,235	1,255
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,063
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,407
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,537
Series 2009, 5.25% 1/1/42	1,900	2,070
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855	860
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,439
5% 12/1/19	1,385	1,579
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,135
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,123
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,217
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,446
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,908
Series 2001 C:
5.25% 1/1/16	3,000	3,130
5.25% 1/1/26 (FSA Insured)	11,200	11,489
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,065	$ 3,179
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,711
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,028
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,881
0% 7/1/10	2,250	2,233
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,774
		120,591
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	912
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,642
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,465
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,160
		7,179
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	1,470	1,610
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,469
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	64
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,054
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,069
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (f)	4,600	5,190
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	892
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,760	$ 1,973
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,127
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,127
Series 2003 A, 5.5% 8/15/14	1,775	1,849
Series 2006 A, 5% 8/15/12	4,795	4,947
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (f)	10,655	11,830
		34,201
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,347
TOTAL MUNICIPAL BONDS (Cost $4,034,556)		4,212,994
Municipal Notes - 1.7%

California - 1.4%
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	11,610	11,688
California Gen. Oblig.:
RAN Series A1, 3% 5/25/10	23,200	23,487
0.6% 10/7/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	5,500	5,500
0.65% 10/5/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,100	12,100
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	9,700	9,787
		62,562
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,897
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	$ 2,653	$ 2,664
TOTAL MUNICIPAL NOTES (Cost $75,773)		76,123
Money Market Funds - 0.5%
	Shares
Fidelity Municipal Cash Central Fund, 0.36% (d)(g) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $4,131,072)		4,309,860
NET OTHER ASSETS - 2.6%		112,978
NET ASSETS - 100%		$ 4,422,838
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Information in this report regarding holdings by state and security types do not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 40
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,289,117	$ -	$ 4,289,117	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,309,860	$ 20,743	$ 4,289,117	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $4,130,852,000. Net unrealized appreciation aggregated $179,008,000, of which $186,781,000 related to appreciated investment securities and $7,773,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2009

1.837322.103

ALIM-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,172
Series 2005 A2, 5% 6/1/12	1,500	1,629
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,125	2,285
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	1,200	1,202
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,319
Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,253
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,865	3,865
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,700
5.5% 1/1/22	2,300	1,954
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,354
		27,733
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,038
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,633
		8,671
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	504
5% 1/1/11	1,000	1,042
5% 1/1/12	1,200	1,278
Series 2008 D:
5.5% 1/1/38	6,300	6,610
6% 1/1/27	1,400	1,529
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,914
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	$ 2,365	$ 2,505
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,157
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,743
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (e)	2,250	2,350
5.5% 7/1/12 (e)	2,450	2,614
5.5% 7/1/13 (e)	1,005	1,084
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,185
Series 2009 A:
5% 7/1/14	1,500	1,715
5% 7/1/18	7,665	9,029
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,027
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,408
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,128
		61,822
California - 11.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,797
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,800	3,140
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,386
5.5% 5/1/15	2,600	2,860
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,332
5% 7/1/15	15,200	16,974
5.25% 1/1/11	700	734
5.25% 7/1/12	1,210	1,325
5.25% 7/1/13	10,300	11,531
5.25% 7/1/13	7,000	7,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2004 A:
5.25% 7/1/14	$ 9,700	$ 11,010
5.25% 7/1/14	13,240	15,028
Series 2008 A, 5% 1/1/11	4,200	4,388
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,495
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	87
5% 2/1/11	90	94
5% 10/1/13	1,550	1,722
5% 11/1/13	4,000	4,452
5% 3/1/15	2,615	2,918
5% 8/1/16	6,070	6,826
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,993
5% 3/1/26	2,200	2,269
5% 6/1/27 (AMBAC Insured)	1,800	1,843
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,915
5% 8/1/33	4,300	4,317
5.125% 11/1/24	1,900	1,977
5.125% 2/1/26	1,200	1,242
5.25% 2/1/11	1,650	1,732
5.25% 3/1/12	2,210	2,390
5.25% 2/1/15	5,000	5,502
5.25% 2/1/16	8,500	9,259
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,653
5.25% 2/1/28	3,400	3,506
5.25% 2/1/33	6,100	6,207
5.25% 12/1/33	110	112
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,670	7,804
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,686
5.25% 3/1/38	8,570	8,733
5.5% 3/1/11	8,500	8,980
5.5% 4/1/13	1,400	1,562
5.5% 4/1/13 (AMBAC Insured)	1,000	1,116
5.5% 8/1/29	13,900	14,767
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,517
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,025	11,836
5.5% 8/1/30	10,000	10,564
5.5% 11/1/33	21,355	22,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 3,600	$ 3,949
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,559
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,183
Series 2008 L, 5.125% 7/1/22	3,800	3,932
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,324
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,607
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	6,127
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,398
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	9,194
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	12,836	8,047
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,052
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(e)	3,400	3,551
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,294
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,785
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,095
Series 2005 K, 5% 11/1/16	7,195	7,711
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,387
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,750
5.75% 11/1/28	5,000	5,648
5% 11/1/14 (FSA Insured)	1,000	1,145
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	4,900	5,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	$ 4,000	$ 4,087
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	685
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,513
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	8,011
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,089
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,608
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,686
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
5.75% 1/15/40	1,600	1,564
5.875% 1/15/27	1,000	1,014
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,369
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,421
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,641
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,463
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	24,161
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,651
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,676
5% 1/1/11 (FSA Insured) (e)	1,740	1,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.): - continued
5% 1/1/12 (FSA Insured) (e)	$ 1,835	$ 1,902
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,535
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,215	1,294
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,897
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,259
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,610
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,562
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,029
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,683
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,075
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	806
5.25% 7/1/21	700	805
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,886
6.5% 8/1/28	2,750	3,348
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,672
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,670
5% 5/15/22	2,000	2,250
Series 2009 B, 5% 5/15/12	500	548
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,395	1,440
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,613
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	$ 5,000	$ 5,263
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,181
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,810
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,888
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,436
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	804
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,432
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,929
		516,790
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,793
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,113
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,528
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	11,100	6,779
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,237
5% 11/15/12 (Escrowed to Maturity) (f)	120	134
5% 11/15/14	1,105	1,212
5% 11/15/14 (Escrowed to Maturity) (f)	60	69
Series 2006 F:
5% 11/15/13	395	434
5% 11/15/13 (Escrowed to Maturity) (f)	890	1,011
5% 11/15/14	420	461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 F:
5% 11/15/14 (Escrowed to Maturity) (f)	$ 935	$ 1,077
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,036
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	634
5% 7/1/12	675	653
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,883
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,684
0% 10/1/22 (Escrowed to Maturity) (f)	25,700	15,490
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	6,020	6,312
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,348
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (FGIC Insured)	1,000	1,142
5.75% 12/15/22 (FGIC Insured)	1,000	1,136
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,063
		57,229
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,509
Series 2009 1:
5% 2/1/14	10,000	11,298
5% 2/1/15	10,000	11,420
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,129
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,331
		32,687
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,138
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	$ 1,000	$ 1,031
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,197
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,317
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,233
4% 8/15/11 (FSA Insured)	1,050	1,084
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,714
5% 4/1/14	2,000	2,171
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,824
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,475	3,475
5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,780	2,798
		32,283
Florida - 6.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (f)	195	196
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,052
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,377
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,667
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,140
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,510
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,586
5% 12/1/11	2,695	2,908
5% 12/1/12	3,880	4,272
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 1,800	$ 1,881
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,312
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/13	19,705	22,044
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,901
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,890
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	728
Series 2008 A, 5.375% 7/1/28	3,375	3,763
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,142
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,784
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	6,500	7,184
Series 2002, 3.95%, tender 9/1/12 (c)	8,150	8,458
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,791
Series B:
5% 11/15/17	1,050	1,107
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (f)	150	175
Series G:
5% 11/15/12	965	1,042
5% 11/15/12 (Escrowed to Maturity) (f)	35	39
5% 11/15/13	1,545	1,696
5% 11/15/13 (Escrowed to Maturity) (f)	55	63
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,261
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,867
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	3,928
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	$ 2,000	$ 2,073
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,101
5% 9/1/22	2,270	2,559
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,618
5% 10/1/14	7,000	7,661
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,059
4% 10/1/11	2,105	2,228
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,073
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,420
5% 11/15/14	2,485	2,632
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,000
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,824
5.25% 6/1/24	3,850	4,008
5.25% 6/1/25	4,050	4,196
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	597
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,420
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,401
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,585
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,437
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	$ 2,700	$ 2,946
5% 8/1/15 (AMBAC Insured)	5,990	6,558
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	9,198
5.25% 10/1/20 (FSA Insured)	5,000	5,729
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,006
5.75% 10/1/43	1,850	1,926
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,677
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,976
5% 11/1/14 (FSA Insured)	1,825	1,960
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,050
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,799
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,694
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,042
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,421
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,091
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,020	$ 1,110
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	4,400	4,865
		283,500
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,179
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,274
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,365
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,760
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	12,420
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	7,015	4,476
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,355
5% 11/1/18	6,000	6,699
5% 11/1/19	3,000	3,347
Fulton DeKalb Hosp. Auth. Hosp. Rev. Series 2003, 5% 1/1/10 (FSA Insured)	3,370	3,405
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,468
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,345
Series 2005 V:
6.6% 1/1/18 (f)	35	42
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,802
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,514
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	583
5% 9/15/14	715	734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	$ 8,800	$ 9,717
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	7,105
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,213
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	8,576
5.25% 1/1/20	1,625	1,869
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12 (b)	1,350	1,464
5% 10/1/13 (b)	1,450	1,591
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	1,050
		120,353
Hawaii - 1.0%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,700	3,880
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,835
Series 2009 DR:
5% 6/1/18	5,785	6,806
5% 6/1/19	15,755	18,625
		45,146
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,953
6.75% 11/1/37	2,600	2,865
		5,818
Illinois - 9.6%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,744
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	927
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,342
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 1999 A:
0% 12/1/11 (FGIC Insured)	$ 4,600	$ 4,393
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	762
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,947
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,615
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,733
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,278
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	1,600	1,671
Series 1995 A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,439
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	800
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	397
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	410
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,544
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	6,124
5.25% 1/1/29 (FSA Insured)	190	201
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,050
Series 2006 A, 5% 1/1/23	10,975	11,967
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,843
5.5% 1/1/11 (e)	10,000	10,204
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,364
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,181
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,902
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	384
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Sales Tax Rev. Series 1998: - continued
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	$ 2,400	$ 2,830
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,569
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000	1,067
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	3,179
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,916
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,201
5% 6/1/12	3,645	3,967
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,908
Series 2008, 5.25% 11/1/33	4,500	4,836
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,977
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,291
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,220
Cook County Gen. Oblig. Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,201
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	650
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,110
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,075
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	3,004
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,984
DuPage County Forest Preserve District Rev. Series 2000:
0% 11/1/09	4,000	3,997
0% 11/1/17	2,700	2,106
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(e)	3,500	3,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	$ 3,255	$ 3,575
5.5% 5/1/13 (FGIC Insured)	1,000	1,122
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,121
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,306
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	13,900	7,994
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,716
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	905	939
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,398
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,715
5.25% 10/1/14	2,290	2,431
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	5,900	5,901
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,114
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,900
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,965
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,117
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	5,142
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/09	1,000	1,000
5% 10/1/10	1,235	1,271
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,001
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,665	3,676
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 785	$ 827
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,174
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,381
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,122
First Series, 5.5% 8/1/10	1,400	1,452
Series 2000:
5.5% 4/1/17	2,600	2,650
5.6% 4/1/21	2,800	2,851
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,105
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,429
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,553
5.5% 4/1/16 (FSA Insured)	1,000	1,094
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,090
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,351
Series 2009, 4% 4/26/10	35,000	35,663
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (f)	5,000	5,242
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,666
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	2,967
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,651
Series W, 5% 6/15/13	3,430	3,440
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,728
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	37,767
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	$ 1,500	$ 1,770
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,260
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,164
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	860	745
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,893
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,326
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,129
0% 12/1/14 (FSA Insured)	5,180	4,571
0% 12/1/15 (FSA Insured)	3,810	3,222
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,463
0% 12/1/10 (FSA Insured)	3,380	3,323
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,668
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,256
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,625
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,577
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,358
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	861
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,039
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,579
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,654
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,332
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,094
5% 10/1/19	1,475	1,582
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,395
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,500	2,786
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,015
0% 4/1/14	3,500	3,181
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,339
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,412
0% 11/1/16 (FSA Insured)	4,000	3,106
0% 11/1/17 (FSA Insured)	1,300	955
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	864
		424,187
Indiana - 2.7%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,063
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,291
5% 1/10/14 (FSA Insured)	1,180	1,339
5% 7/10/14 (FSA Insured)	1,215	1,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	$ 1,405	$ 1,532
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,907
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,081
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,404
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,907
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,430
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,949
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,182
5.25% 7/15/16 (FSA Insured)	2,095	2,475
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,725
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(e)	1,250	1,265
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,429
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,146
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,986
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,174
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,292
0% 12/1/17 (AMBAC Insured)	1,470	1,097
0% 6/1/18 (AMBAC Insured)	1,740	1,263
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,545	3,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank: - continued
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	$ 1,110	$ 1,164
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,685
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,301
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,220
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,387
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,472
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,805
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,545
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,160
5% 7/1/22	1,000	1,151
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	2,000	2,018
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,800
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,429
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,369
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,813
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,950
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,086
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,687
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,642
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,081
		118,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	$ 1,685	$ 1,815
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,886
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	2,880	3,063
		9,764
Kansas - 0.8%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,830
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19 (b)	285	310
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,233
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Series 2002 II:
5.5% 11/1/19	1,000	1,111
5.5% 11/1/20	1,000	1,104
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,056
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	14,700	16,027
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,644
Wichita Hosp. Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,463
		33,586
Kentucky - 0.9%
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,645	1,667
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,432
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	$ 12,000	$ 14,002
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,398
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,972
		40,367
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,077
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,912
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,230
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,091
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,299
5% 7/1/15	2,740	2,944
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,958
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,778
0% 9/1/13 (AMBAC Insured)	1,400	1,138
		22,427
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,824
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,897
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,270
5.25% 7/1/32 (AMBAC Insured)	2,080	2,233
6% 7/1/38	1,800	2,050
		13,274
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.3%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	$ 15,545	$ 18,474
Second Series B, 5% 8/15/20	18,180	21,831
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,869
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,362
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,298
4% 7/1/11 (AMBAC Insured)	1,000	1,038
Series 2008 F:
4% 7/1/11	2,000	2,060
5% 7/1/12	1,000	1,065
5% 7/1/17	1,190	1,315
5% 7/1/18	2,500	2,752
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	2,399
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	606
5% 4/1/16	1,665	1,924
		58,993
Massachusetts - 3.2%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,975
5% 5/15/21	6,885	7,891
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,229
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,200	1,244
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	266
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	743
5% 1/1/13	750	786
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston College Proj.):
Series Q1:
5% 7/1/19	$ 1,150	$ 1,354
5% 7/1/20	1,245	1,447
5% 7/1/21	1,840	2,118
Series Q2:
5% 7/1/18	1,650	1,928
5% 7/1/19	1,635	1,924
5% 7/1/20	1,780	2,069
5% 7/1/21	1,935	2,228
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	1,315	1,366
6.375% 8/1/15	2,460	2,553
6.375% 8/1/16	2,570	2,665
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(e)	3,000	3,171
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,225
5.75% 6/15/13	3,000	3,146
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	11,400	12,673
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,238
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	2,039
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,739
Series 2007 B, 5% 11/1/15	7,000	8,165
Series 2007 C:
5.25% 8/1/22	3,300	3,802
5.25% 8/1/23	1,600	1,832
5.25% 8/1/24	4,000	4,557
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,329
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,216
5%, tender 7/1/15 (c)	7,000	7,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	$ 2,000	$ 1,977
5.125% 7/1/38	1,500	1,470
Series 2008 E2:
5% 7/1/10	3,825	3,893
5% 7/1/11	3,000	3,129
5% 7/1/12	2,075	2,191
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,800	1,824
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	2,950
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,195
5% 7/1/21	4,700	5,111
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	949
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	904
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,388
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,930	2,937
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		139,848
Michigan - 2.5%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,153
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,051
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,234
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,141
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,475
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003: - continued
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,505
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,294
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,162
Series 2006 D, 1% 7/1/32 (c)	5,550	4,314
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,244
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,777
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,518
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,397
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,412
5% 12/1/15	665	729
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,878
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,573
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,809
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	160	175
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,035
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,723
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,053
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,372
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,031
5.5% 3/1/17	1,885	1,931
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	7,993
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5% 5/15/10	$ 870	$ 880
5% 5/15/11	1,100	1,123
5% 5/15/12	1,250	1,283
5% 5/15/13	1,500	1,544
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	2,003
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,125
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,500	1,480
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,165
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,119
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,052
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,326
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13 (b)	1,000	1,060
4% 1/1/14 (b)	1,100	1,172
5% 1/1/15 (b)	1,585	1,767
		108,094
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.25% 12/1/09	1,250	1,255
5.625% 12/1/22	575	588
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,068
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13	2,445	2,475
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,641
5.5% 7/1/18	1,400	1,524
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	$ 400	$ 415
5% 5/15/13	395	412
5% 5/15/14	250	261
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,478
		11,117
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(e)	1,275	1,288
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,064
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,473
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,368
5% 8/15/13	1,500	1,565
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,338
		11,096
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,075
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,129
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,156
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,071
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,489
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,527
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,085
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,966
		15,064
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,783
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,512
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,093
Series 2008 E, 5% 7/1/11	5,000	5,296
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,503
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,115
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,672
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,068
5% 7/1/14	1,000	1,059
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,496
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,433
		27,247
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(e)	2,400	2,400
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,188
		3,588
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 2.3%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	$ 1,710	$ 1,698
Series 2005 B:
5% 2/15/13	2,210	2,228
5.25% 2/15/10	1,925	1,934
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,718
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,243
5.25% 6/15/21	4,500	5,025
5.25% 6/15/22	10,585	11,675
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,759
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	1,385	1,467
Series 2005 O:
5.125% 3/1/28	2,000	2,114
5.25% 3/1/15	3,000	3,423
5.25% 3/1/21	6,500	7,167
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,290
5.25% 3/1/23	1,500	1,616
5.25% 3/1/24	5,550	5,968
5.25% 3/1/25	4,200	4,486
5.25% 3/1/26	4,700	5,013
Series 2005 P, 5.125% 9/1/28	1,100	1,168
Series 2008 Y:
5% 9/1/10	1,000	1,039
5% 9/1/11	1,000	1,073
5% 9/1/12	2,545	2,788
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,637
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,211
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,450
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	6,420	7,624
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2005 A, 5% 1/1/25 (FSA Insured)	$ 2,610	$ 2,791
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,107
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,420
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,094
		99,226
New Mexico - 0.6%
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	4,080	4,109
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,344
4% 9/1/16	3,000	3,203
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,225
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,272
5% 5/15/19 (FSA Insured)	3,420	3,923
5% 5/15/20 (FSA Insured)	2,585	2,937
5% 5/15/21 (FSA Insured)	2,725	3,070
		28,083
New York - 14.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,180
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	2,006
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,202
5.75% 5/1/22	2,240	2,420
Series 2004:
5.75% 5/1/17	2,895	3,216
5.75% 5/1/19 (FSA Insured)	5,590	6,159
5.75% 5/1/22 (FSA Insured)	8,525	9,306
5.75% 5/1/25 (FSA Insured)	1,715	1,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	$ 2,600	$ 2,652
5% 6/1/11	1,075	1,134
Series 2008 A, 6% 5/1/33	6,000	6,941
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,084
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,768
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	162
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Series 2002 A1, 5.25% 11/1/14	600	651
Series 2002 C, 5.5% 8/1/13	2,000	2,234
Series 2003 J, 5.5% 6/1/19	2,315	2,549
Series 2005 F1, 5.25% 9/1/14	3,600	4,113
Series 2005 G, 5% 8/1/14	6,500	7,341
Series 2005 J, 5% 3/1/12	3,020	3,273
Series 2005 K, 5% 8/1/11	3,685	3,946
Series 2008 A1, 5.25% 8/15/21	11,000	12,663
Series 2008 E, 5% 8/1/13	11,760	13,130
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,387
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,407
5% 6/15/39	1,600	1,678
Series FF 2, 5.5% 6/15/40	800	904
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,961
Series 2009 S3, 5.25% 1/15/34	20,000	21,823
Series 2009 S4, 5.75% 1/15/39	6,400	7,192
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	7,690	8,353
6% 11/1/28 (a)	40,925	44,788
Series 2003 B, 5.25% 2/1/29 (a)	3,800	4,001
Series 2007 C1, 5% 11/1/13	11,050	12,610
Series 2010 B, 5% 11/1/20	37,195	43,797
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	$ 9,975	$ 11,674
5% 3/15/18	10,515	12,374
5% 3/15/19	11,040	13,063
Series 2009 A, 5% 2/15/34	4,200	4,522
Series 2009 D, 5% 6/15/13	28,070	31,728
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,738
Series A:
5.75% 7/1/13	3,400	3,658
5.75% 7/1/13 (AMBAC Insured)	1,100	1,183
Series C, 7.5% 7/1/10	1,160	1,216
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,246
5% 2/15/11	2,720	2,822
5% 2/15/12	6,855	7,368
5% 2/15/13	6,545	7,176
5% 8/15/13	7,390	8,204
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,622
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	906
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,868
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,175
Series 2009 A:
5% 7/1/20	5,000	5,632
5% 7/1/21	12,335	13,764
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	17,600	20,740
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,808
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,144
Series 2005 C, 5.25% 11/15/14	1,000	1,137
Series 2008 A, 5.25% 11/15/36	8,800	9,214
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,528
Series 2008 C, 6.5% 11/15/28	11,300	13,203
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,360
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev. Series 2005 G: - continued
5.25% 1/1/27	$ 5,000	$ 5,389
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,392
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A:
5% 4/1/13	3,420	3,804
5% 4/1/14	1,500	1,694
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,813
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,162
Series 2008 D, 5% 1/1/13	9,500	10,461
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(e)	3,000	2,957
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,025	7,641
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,337
5.25% 6/1/22 (AMBAC Insured)	3,450	3,660
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,305
5.5% 6/1/16	20,000	20,438
5.5% 6/1/17	1,900	1,970
5.5% 6/1/19	1,000	1,074
Series 2003B 1C:
5.5% 6/1/14	3,900	3,904
5.5% 6/1/15	4,900	5,015
5.5% 6/1/17	7,950	8,245
5.5% 6/1/18	17,165	18,094
5.5% 6/1/19	4,700	5,048
5.5% 6/1/22	600	642
Series 2003B C1:
5.5% 6/1/16	1,600	1,665
5.5% 6/1/20	800	859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	$ 2,000	$ 2,095
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	9,100	10,675
		638,581
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,223
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,229
		5,452
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,742
5.25% 6/1/20 (AMBAC Insured)	1,520	1,643
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	2,245	2,616
5% 3/1/19	3,000	3,532
5% 3/1/20	3,500	4,045
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,282
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,344
5% 11/1/12 (FSA Insured)	1,300	1,411
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,551
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26	1,000	1,023
Series 2003 A, 5.5% 1/1/11	1,725	1,810
Series 2003 C, 5.25% 1/1/10	2,630	2,637
Series 2003 D, 5.375% 1/1/10	3,360	3,396
Series 2009 B:
5% 1/1/15 (b)	1,250	1,359
5% 1/1/16 (b)	3,000	3,262
5% 1/1/20 (b)	2,110	2,243
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	$ 1,290	$ 1,455
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30 (b)	1,700	1,791
		40,742
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,856
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,034
5% 7/1/14	1,000	1,034
		5,924
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,751
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,872
6% 6/1/42	1,500	1,257
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15 (b)	1,435	1,500
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,170
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,165
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	1,100	1,150
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,650	3,829
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,545
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,695
5% 10/1/22	2,000	2,271
5% 10/1/23	3,000	3,385
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,200
5.5% 1/1/43	1,500	1,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	$ 5,900	$ 6,501
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(e)	15,000	16,446
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,089
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	512
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,074
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,268
5.75% 12/1/35	5,200	5,425
		65,711
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	973
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,134
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,955
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (f)	820	848
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,402
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,712
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,360
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,625
5% 8/15/13	1,260	1,385
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	$ 1,285	$ 1,445
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,102
5% 12/15/14	850	943
		31,650
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,742
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,615
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,210	1,241
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,839
Series 2008 B:
5% 6/15/11	1,800	1,910
5% 6/15/12	2,000	2,169
5% 6/15/13	2,000	2,195
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,347
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,447
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,466
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,227
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2002, 3.6%, tender 12/1/09 (AMBAC Insured) (c)(e)	5,665	5,675
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,129
5% 12/15/13	1,155	1,156
Series 2006 B, 5% 12/15/13	3,115	3,117
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	495	509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.: - continued
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	$ 380	$ 429
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	3,056
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,674
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	2,009
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,740
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,245
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,342
6.5% 11/1/16 (e)	1,100	1,145
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(e)	2,300	2,311
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,649
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (f)	1,745	2,073
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,970
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,319
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,131
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,160
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,698
Series 2008 B1, 5.5% 6/1/33	8,500	9,307
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	$ 2,900	$ 3,037
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,049
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,981
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,572
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	728
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,190
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,308
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,633
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,006
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,480
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,203
		143,351
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,723
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,397
		17,120
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,161
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	685
		2,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	$ 1,765	$ 1,841
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,475
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,661
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,767
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,509
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	712
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	764
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,248
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,039
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	5,952
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,487
Series 2005 B, 5% 1/1/10	3,000	3,032
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,287
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,551
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	4,060
		31,385
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,072
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,185
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 407
5.25% 11/1/18	1,000	1,090
		8,176
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	5,095
5% 12/15/11	3,270	3,368
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,682
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,326
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,278
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,814
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	8,107
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,817
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,946
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,209
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,670
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,281
		63,593
Texas - 12.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,945
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,499
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	831
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	$ 1,750	$ 1,652
6% 1/1/18	1,000	925
6% 1/1/19	1,335	1,217
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,803
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,116
0% 11/15/12 (AMBAC Insured)	5,645	5,285
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,445
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,202
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,817
Series 2009 A:
5% 11/15/14	2,315	2,660
5% 11/15/17	1,375	1,613
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,181
5.25% 2/15/42	6,000	6,426
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,449
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,296
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	190
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,319
5.375% 5/1/16 (FSA Insured)	185	200
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,375
5.375% 5/1/17 (FSA Insured)	195	210
Birdville Independent School District:
Series 1999, 0% 2/15/12	4,150	4,016
Series 2003, 5% 2/15/10	1,200	1,220
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,352
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,208
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	$ 9,340	$ 9,871
5% 8/15/13	9,575	10,178
Clint Independent School District:
Series 2003:
5.5% 8/15/18	190	207
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	913
Series 2008, 5% 8/15/21	1,310	1,503
Corpus Christi Gen. Oblig. Series 2004, 5% 3/1/10 (AMBAC Insured)	1,565	1,593
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,610
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,670
Series A, 0% 2/15/16	3,640	3,035
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/48	19,160	20,615
5% 12/1/36	7,100	7,551
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,971
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,205
Series 2009 A:
5% 11/1/15	5,000	5,619
5% 11/1/16	3,000	3,372
5% 11/1/21	1,500	1,613
Series 2009, 5% 11/1/19	1,000	1,118
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,164
Series 2008, 6.375% 2/15/34	1,300	1,525
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,430
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,648
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,640
Series 2009:
5% 2/15/17	1,220	1,413
5% 2/15/22	8,920	10,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	$ 2,000	$ 2,115
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,106
Garland Independent School District:
Series 2001, 5.5% 2/15/12	35	36
5.5% 2/15/12 (Pre-Refunded to 2/15/10 @ 100) (f)	2,145	2,185
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,285
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,554
5% 2/15/14	1,745	1,954
Harlandale Independent School District Series 2000, 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,021
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,377
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,015
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,325
5% 8/15/18	1,000	1,166
5.25% 8/15/47	9,740	10,320
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,551
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,738
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,107
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,262
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,300
Series A, 5.5% 7/1/39	6,000	6,411
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,341
Series A, 0% 8/15/11	13,740	13,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District: - continued
0% 8/15/10 (AMBAC Insured)	$ 2,200	$ 2,179
0% 8/15/15	2,000	1,727
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,545
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,833
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,561
0% 12/1/11 (AMBAC Insured)	8,250	7,983
Humble Independent School District:
Series 2000:
0% 2/15/10	2,320	2,312
0% 2/15/16	1,250	1,057
0% 2/15/17	1,400	1,133
Series 2009, 4% 2/15/14 (b)	410	445
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,880
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,211
5% 9/15/18	1,890	2,223
5% 9/15/21	2,340	2,694
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	869
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,520
0% 8/15/17	1,020	806
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,617
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,646
5% 8/1/14	5,110	5,872
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,631
Longview Independent School District 5% 2/15/20	1,000	1,126
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,742
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,223
5.25% 5/15/21	2,405	2,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,150
Mansfield Independent School District:
5.5% 2/15/13	230	244
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,434
5.5% 2/15/14	330	348
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,080
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,783
5.5% 2/15/18	145	151
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	912
5.5% 2/15/19	370	384
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,304
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,203
Midway Independent School District Series 2000, 0% 8/15/19	1,400	998
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	560
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,868
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,617
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,037
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,318
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,208
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,937
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,358
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	1,100	1,264
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District:
Series 2001:
5.5% 2/15/13	$ 1,090	$ 1,157
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,301
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	565
Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,026
Series A:
5.25% 2/15/17	725	781
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,479
Pasadena Independent School District Series 2007, 5% 2/15/21 (b)	1,640	1,857
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,071
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	523
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,739
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,497
Series 2007, 5.375% 8/15/33	7,340	8,020
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,250
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,157
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,107
Series 2002:
5.375% 2/15/17	20	22
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,132
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,486
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,122
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	$ 2,165	$ 2,285
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (f)	870	897
Series 2002:
5.375% 2/1/17	3,495	3,748
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,745
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,954
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,100
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	718
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,659
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,273
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (c)	7,500	7,515
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,435
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,255
Series 2009:
5% 10/1/19 (b)	3,045	3,550
5% 10/1/20 (b)	2,180	2,517
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,065	1,118
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,738
5.375% 2/1/18	480	501
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,294
5% 11/15/14	2,005	2,218
5% 11/15/15	1,880	2,076
5.75% 11/15/24	4,700	5,048
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	1,000	1,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,974
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,984
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (e)	1,915	1,980
Series 2008:
5% 10/1/12	3,500	3,894
5% 4/1/13	1,000	1,122
Series 2009 A:
5% 10/1/17	3,660	4,307
5% 10/1/18	3,950	4,660
5% 10/1/19	5,500	6,511
0% 10/1/13	8,900	8,247
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,200
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,015
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,452
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,178
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,258
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	4,900	4,974
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,724
Series 1999 B, 5.625% 7/15/21	2,010	2,039
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,307
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,339
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,133
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (f)	6,500	7,413
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District:
5.5% 2/15/26	$ 3,220	$ 3,703
5.5% 2/15/33	4,160	4,634
5.5% 2/15/37	4,820	5,301
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,311
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,449
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,847
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,323
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	687
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,076
Series 2005, 5% 8/15/23	1,745	1,920
		557,514
Utah - 0.8%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,375
Utah Gen. Oblig. Series 2009 C:
5% 7/1/16	5,000	5,910
5% 7/1/17	15,000	17,844
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,827
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,624
		36,580
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,218
6.125% 12/1/27 (AMBAC Insured)	2,800	2,824
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,072
5% 12/1/14 (FSA Insured)	1,200	1,304
5% 12/1/15 (FSA Insured)	1,000	1,085
		7,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.6%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (e)	$ 2,750	$ 2,765
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,278
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	13,501
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	5,159
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,654
		26,357
Washington - 2.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,605
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,410
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,049
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525	752
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(e)	1,000	1,074
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	1,300	1,393
Clark County Pub. Util. District #1 Elec. Rev.:
Series 2002 B:
5.25% 1/1/10 (FSA Insured)	1,630	1,649
5.25% 1/1/11 (FSA Insured)	1,715	1,808
Series 2003, 5% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,021
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,076
Cowlitz County Gen. Oblig. Series 1999, 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	462
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,480
Series 2006 A, 5% 7/1/13	5,000	5,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 145	$ 156
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,101
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,235	1,255
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,063
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,407
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,537
Series 2009, 5.25% 1/1/42	1,900	2,070
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855	860
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,439
5% 12/1/19	1,385	1,579
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,135
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,123
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,217
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,446
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,908
Series 2001 C:
5.25% 1/1/16	3,000	3,130
5.25% 1/1/26 (FSA Insured)	11,200	11,489
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,065	$ 3,179
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,711
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,028
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,881
0% 7/1/10	2,250	2,233
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,774
		120,591
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	912
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,642
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,465
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,160
		7,179
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	1,470	1,610
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,469
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	64
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,054
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,069
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (f)	4,600	5,190
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	892
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,760	$ 1,973
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,127
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,127
Series 2003 A, 5.5% 8/15/14	1,775	1,849
Series 2006 A, 5% 8/15/12	4,795	4,947
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (f)	10,655	11,830
		34,201
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,347
TOTAL MUNICIPAL BONDS (Cost $4,034,556)		4,212,994
Municipal Notes - 1.7%

California - 1.4%
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	11,610	11,688
California Gen. Oblig.:
RAN Series A1, 3% 5/25/10	23,200	23,487
0.6% 10/7/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	5,500	5,500
0.65% 10/5/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,100	12,100
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	9,700	9,787
		62,562
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,897
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	$ 2,653	$ 2,664
TOTAL MUNICIPAL NOTES (Cost $75,773)		76,123
Money Market Funds - 0.5%
	Shares
Fidelity Municipal Cash Central Fund, 0.36% (d)(g) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $4,131,072)		4,309,860
NET OTHER ASSETS - 2.6%		112,978
NET ASSETS - 100%		$ 4,422,838
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Information in this report regarding holdings by state and security types do not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 40
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,289,117	$ -	$ 4,289,117	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,309,860	$ 20,743	$ 4,289,117	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $4,130,852,000. Net unrealized appreciation aggregated $179,008,000, of which $186,781,000 related to appreciated investment securities and $7,773,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Strategic Income Fund

September 30, 2009

1.808788.105

FSN-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.2%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.5%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		$ 2,080	$ 1,834
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		6,150	4,878
TOTAL ENERGY			6,712
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp.:
0.75% 8/1/27		820	779
1.25% 2/15/27		700	614
			1,393
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		1,255	1,053
6% 5/1/15		5,075	3,794
ON Semiconductor Corp. 0% 4/15/24		620	629
Spansion, Inc. 2.25% 6/15/16 (c)(h)		3,590	1,436
			6,912
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	20,184
TOTAL CONVERTIBLE BONDS			35,201
Nonconvertible Bonds - 32.7%
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.3%
Affinia Group, Inc.:
9% 11/30/14		3,480	3,306
10.75% 8/15/16 (h)		650	694
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
RSC Equipment Rental, Inc. 10% 7/15/17 (h)		$ 2,210	$ 2,376
Tenneco, Inc.:
8.125% 11/15/15		970	941
8.625% 11/15/14		3,560	3,329
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,845	4,172
TRW Automotive, Inc.:
7% 3/15/14 (h)		280	255
7.25% 3/15/17 (h)		200	176
Visteon Corp. 7% 3/10/14 (c)		9,665	2,368
			17,617
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (c)		8,428	1,264
7.125% 7/15/13 (c)		2,365	343
7.2% 1/15/11 (c)		1,100	165
7.4% 9/1/25 (c)		4,840	726
7.7% 4/15/16 (c)		6,815	1,039
8.1% 6/15/24 (c)		2,195	335
8.25% 7/15/23 (c)		8,935	1,385
8.375% 7/15/33 (c)		9,095	1,478
8.8% 3/1/21 (c)		650	99
			6,834
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,762
Mac-Gray Corp. 7.625% 8/15/15		850	837
			3,599
Hotels, Restaurants & Leisure - 1.8%
American Casino & Entertainment Properties LLC 11% 6/15/14 (h)		4,085	3,636
Carrols Corp. 9% 1/15/13		4,090	4,090
Harrah's Operating Co., Inc. 11.25% 6/1/17 (h)		16,695	16,862
MGM Mirage, Inc.:
5.875% 2/27/14		5,795	4,433
6.625% 7/15/15		21,245	16,252
6.75% 9/1/12		4,970	4,249
6.75% 4/1/13		9,925	8,089
6.875% 4/1/16		2,550	1,951
7.5% 6/1/16		13,045	10,045
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.625% 1/15/17		$ 8,880	$ 6,882
10.375% 5/15/14 (h)		2,210	2,365
11.125% 11/15/17 (h)		9,580	10,538
Mohegan Tribal Gaming Authority 6.875% 2/15/15		4,140	2,805
Scientific Games Corp. 6.25% 12/15/12		880	856
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)		1,380	980
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(h)		4,920	4,453
Six Flags, Inc.:
8.875% 2/1/10 (c)		7,175	1,292
9.625% 6/1/14 (c)		6,130	1,134
9.75% 4/15/13 (c)		995	179
Station Casinos, Inc.:
6% 4/1/12 (c)		7,970	2,391
6.5% 2/1/14 (c)		9,994	400
6.625% 3/15/18 (c)		10,340	414
6.875% 3/1/16 (c)		10,977	439
7.75% 8/15/16 (c)		12,080	3,805
Town Sports International Holdings, Inc. 11% 2/1/14		5,231	2,720
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,555	3,555
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,057
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		770	77
12.75% 1/15/13 (c)		1,435	29
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)		978	587
			121,565
Household Durables - 0.1%
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		5,840	6,030
Sealy Mattress Co. 10.875% 4/15/16 (h)		1,365	1,503
			7,533
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	855
Media - 2.9%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,724
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,470	5,935
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CanWest Media, Inc. 8% 9/15/12 (c)		$ 1,130	$ 661
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (c)		16,784	3,105
11% 10/1/15 (c)		275	48
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)		9,780	10,807
10.25% 9/15/10 (c)		9,365	10,536
10.25% 10/1/13 (c)		5,395	5,961
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (h)(l)		7,085	7,227
12.875% 9/15/14 (h)		10,415	11,300
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,190	832
5.5% 9/15/14		1,680	741
5.5% 12/15/16		1,595	598
5.75% 1/15/13		2,650	1,378
6.25% 3/15/11		135	94
6.875% 6/15/18		1,075	403
10.75% 8/1/16		24,545	13,745
11.75% 8/1/16 pay-in-kind (f)		3,605	1,208
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	10,654
7% 10/1/13		7,825	7,825
7.125% 2/1/16		25,725	25,532
7.75% 5/31/15		7,370	7,517
Haights Cross Communications, Inc. 12.5% 8/15/11 (f)		2,480	149
iesy Repository GmbH 10.375% 2/15/15 (h)		1,300	1,365
Interpublic Group of Companies, Inc. 10% 7/15/17 (h)		2,105	2,263
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,617
8.5% 7/15/29		1,730	1,427
MediMedia USA, Inc. 11.375% 11/15/14 (h)		770	655
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,000	4,740
10% 8/1/14		7,525	7,600
11.5% 5/1/16		3,900	4,134
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.625% 2/1/14		$ 2,005	$ 2,130
Rainbow National Services LLC:
8.75% 9/1/12 (h)		4,230	4,272
10.375% 9/1/14 (h)		6,430	6,735
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,420
The Reader's Digest Association, Inc. 9% 2/15/17 (c)		2,710	54
TL Acquisitions, Inc. 10.5% 1/15/15 (h)		25,925	24,598
Univision Communications, Inc. 12% 7/1/14 (h)		6,185	6,649
			198,639
Multiline Retail - 0.2%
Matahari Finance BV 9.5% 10/6/09		3,495	3,495
Matahari International Finance Co. BV 10.75% 8/7/12		4,255	4,319
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (f)		4,302	3,588
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		5,575	4,070
			15,472
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		1,375	1,348
Claire's Stores, Inc.:
9.25% 6/1/15		2,340	1,638
10.375% 6/1/15 pay-in-kind (l)		3,048	1,722
Michaels Stores, Inc.:
0% 11/1/16 (e)		400	260
10% 11/1/14		15,730	15,415
11.375% 11/1/16		791	744
Staples, Inc. 9.75% 1/15/14		5,447	6,543
			27,670
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
8.875% 4/1/16		1,535	1,550
9.75% 1/15/15		1,070	1,102
			2,652
TOTAL CONSUMER DISCRETIONARY			402,436
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 8.625% 1/30/17	EUR	1,300	$ 2,352
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		280	279
16% 3/27/12		150	126
16% 3/27/12 (h)		3,347	2,806
			5,563
Food & Staples Retailing - 0.3%
Rite Aid Corp.:
7.5% 3/1/17		4,875	4,302
8.625% 3/1/15		700	570
9.375% 12/15/15		4,175	3,382
9.5% 6/15/17		5,080	4,051
10.375% 7/15/16		9,525	9,382
Wal-Mart Stores, Inc. 4.875% 9/21/29	EUR	1,100	1,595
			23,282
Food Products - 0.3%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		1,345	1,382
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		520	52
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (h)		4,120	4,450
Michael Foods, Inc. 8% 11/15/13		610	618
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	995
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		340	345
10.625% 4/1/17		840	858
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (f)		4,290	3,293
Smithfield Foods, Inc.:
7.75% 7/1/17		2,530	2,043
10% 7/15/14 (h)		4,705	4,917
			18,953
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	320
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 700	$ 658
TOTAL CONSUMER STAPLES			48,776
ENERGY - 3.9%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,075
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		3,470	3,487
			5,562
Oil, Gas & Consumable Fuels - 3.8%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (h)		3,570	3,704
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	5,716
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,563
10.25% 6/1/14		1,820	1,911
Chaparral Energy, Inc.:
8.5% 12/1/15		4,660	3,681
8.875% 2/1/17		3,315	2,635
Chesapeake Energy Corp.:
6.5% 8/15/17		8,615	7,883
6.875% 11/15/20		13,205	11,752
7.25% 12/15/18		4,315	4,078
7.625% 7/15/13		2,665	2,665
9.5% 2/15/15		4,445	4,678
Concho Resources, Inc. 8.625% 10/1/17		1,850	1,901
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)		3,990	3,252
Continental Resources, Inc. 8.25% 10/1/19 (h)		770	789
Denbury Resources, Inc. 9.75% 3/1/16		1,310	1,389
Drummond Co., Inc. 7.375% 2/15/16 (h)		2,060	1,772
EXCO Resources, Inc. 7.25% 1/15/11		880	872
Forest Oil Corp. 8% 12/15/11		190	195
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,050	1,521
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,486
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	1
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		4,190	4,441
9.125% 7/2/18 (h)		3,265	3,543
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
11.75% 1/23/15 (h)		$ 4,235	$ 5,008
Mariner Energy, Inc.:
7.5% 4/15/13		2,305	2,224
8% 5/15/17		4,020	3,688
11.75% 6/30/16		4,055	4,369
Massey Energy Co. 6.875% 12/15/13		4,590	4,429
OPTI Canada, Inc.:
7.875% 12/15/14		7,540	5,768
8.25% 12/15/14		1,075	839
Peabody Energy Corp. 7.875% 11/1/26		5,250	4,988
Pemex Project Funding Master Trust:
5.5% 2/24/25 (h)	EUR	750	929
6.625% 6/15/35		2,285	2,207
Petrohawk Energy Corp.:
7.875% 6/1/15		6,745	6,644
9.125% 7/15/13		5,460	5,610
Petroleos de Venezuela SA:
5.25% 4/12/17		59,890	36,982
5.375% 4/12/27		11,960	5,741
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		2,590	2,383
Petroleum Development Corp. 12% 2/15/18		3,785	3,728
Plains Exploration & Production Co. 10% 3/1/16		8,015	8,616
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,631
Range Resources Corp. 7.375% 7/15/13		2,945	2,974
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.75% 9/30/19 (h)		4,195	4,704
SandRidge Energy, Inc.:
8% 6/1/18 (h)		5,829	5,596
8.625% 4/1/15 pay-in-kind (l)		8,019	7,939
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,249
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,394
Southwestern Energy Co. 7.5% 2/1/18		2,145	2,177
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)		3,605	3,785
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,320	1,241
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.:
7% 10/15/28		$ 1,275	$ 1,359
7.5% 4/1/17		4,605	5,161
7.625% 4/1/37		1,550	1,761
8% 2/1/16		915	1,045
8.375% 6/15/32		1,570	1,885
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		11,270	11,369
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	324
8.875% 7/15/12		1,400	1,610
Venoco, Inc. 8.75% 12/15/11		3,460	3,495
W&T Offshore, Inc. 8.25% 6/15/14 (h)		4,750	4,299
YPF SA 10% 11/2/28		7,420	7,160
			255,739
TOTAL ENERGY			261,301
FINANCIALS - 5.6%
Capital Markets - 0.2%
3i Group PLC 1.003% 6/8/12 (l)	EUR	1,200	1,468
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (l)	EUR	1,250	1,771
Morgan Stanley 4% 11/17/15	EUR	1,100	1,541
Royal Bank of Scotland PLC 5.375% 9/30/19	EUR	1,750	2,607
Santander Issuances, SA Unipersonal 4.5% 9/30/19 (l)	EUR	800	1,134
UBS AG London Branch 6.375% 7/20/16	GBP	1,900	3,280
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,425
			13,226
Commercial Banks - 1.7%
Australia & New Zealand Banking Group Ltd. 5.125% 9/10/19	EUR	1,050	1,546
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	2,700	3,929
Banco Santander SA 3.875% 5/27/14	EUR	1,800	2,736
Barclays Bank PLC 10% 5/21/21	GBP	870	1,773
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	3,700	5,556
Central American Bank 5.375% 9/24/14 (h)		2,370	2,364
Commonwealth Bank of Australia 5.5% 8/6/19	EUR	4,450	6,766
Development Bank of Philippines 8.375% (l)		5,150	5,176
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
DnB NOR Bank ASA 4.5% 5/29/14	EUR	1,300	$ 1,990
Eurasian Development Bank 7.375% 9/29/14 (h)		4,525	4,672
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		16,530	14,712
Export-Import Bank of India 0.8813% 6/7/12 (l)	JPY	290,000	3,106
HBOS Treasury Services PLC 0.6257% 1/19/10 (l)	CAD	1,500	1,396
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		10,520	10,336
Intesa Sanpaolo SpA 5% 9/23/19	EUR	2,500	3,676
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		4,455	4,433
KBC IFIMA NV 4.5% 9/17/14	EUR	1,950	2,856
Rabobank Nederland:
1.046% 7/28/15 (l)	EUR	1,000	1,413
4% 9/10/15	GBP	3,950	6,291
RSHB Capital SA 9% 6/11/14 (h)		1,400	1,531
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (l)	GBP	950	1,619
Societe Generale SCF 4% 7/7/16	EUR	3,000	4,532
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	2,700	4,086
Svenska Handelsbanken AB 5.5% 5/26/16	GBP	1,600	2,680
US Bank NA, Cincinnati 4.375% 2/28/17 (l)	EUR	1,250	1,700
Wachovia Bank NA 6% 5/23/13	EUR	1,900	3,007
Wachovia Corp. 4.375% 8/1/16	EUR	800	1,176
Wells Fargo & Co. 7.98% (l)		1,675	1,524
Westpac Banking Corp. 4.25% 9/22/16	EUR	2,400	3,521
Zions Bancorp 7.75% 9/23/14		2,850	2,551
			112,654
Consumer Finance - 1.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)		1,290	866
American Express Credit Corp. 5.375% 10/1/14	GBP	2,300	3,686
Ford Motor Credit Co. LLC:
7% 10/1/13		4,300	4,036
7.25% 10/25/11		9,980	9,693
7.375% 2/1/11		620	617
7.5% 8/1/12		7,875	7,599
8% 6/1/14		4,190	3,980
8% 12/15/16		21,110	19,585
12% 5/15/15		10,075	11,083
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.75% 12/1/14		$ 700	$ 595
8% 11/1/31		6,005	4,801
GMAC LLC:
6% 4/1/11 (h)		1,200	1,125
6.75% 12/1/14 (h)		3,485	2,962
8% 11/1/31 (h)		46,119	37,126
SLM Corp. 0.973% 12/15/10 (l)	EUR	1,000	1,293
			109,047
Diversified Financial Services - 1.0%
Bank of America Corp.:
4% 3/28/18 (l)	EUR	1,550	1,955
4.75% 5/23/17 (l)	EUR	1,750	2,281
4.75% 5/6/19	EUR	500	644
6.125% 9/15/21	GBP	2,050	3,327
8% (l)		4,410	3,881
8.125% (l)		6,040	5,315
BAT International Finance PLC 5.375% 6/29/17	EUR	750	1,152
Broadgate PLC 1.9615% 10/5/25 (l)	GBP	685	657
CIT Group, Inc.:
0.7044% 2/13/12 (l)		1,115	725
5% 2/13/14		3,161	2,019
5% 2/1/15		2,655	1,686
5.125% 9/30/14		1,440	922
5.4% 2/13/12		3,915	2,570
5.4% 3/7/13		2,420	1,552
5.4% 1/30/16		1,370	864
5.6% 4/27/11		420	286
5.85% 9/15/16		1,090	692
7.625% 11/30/12		4,200	2,736
Cloverie PLC 7.5% 7/24/39 (l)	EUR	900	1,440
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	125	215
8.151% 12/31/30	GBP	390	677
EnBW International Finance BV 6.125% 7/7/39	EUR	500	798
FireKeepers Development Authority 13.875% 5/1/15 (h)		1,320	1,403
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		$ 2,753	$ 2,698
Greene King Finance PLC Series A1, 0.9906% 6/15/31 (l)	GBP	1,000	1,103
Imperial Tobacco Finance 8.375% 2/17/16	EUR	2,335	4,009
International Lease Finance Corp. 6.625% 11/15/13		1,480	1,174
Linde Finance BV 6.75% 12/8/15	EUR	1,400	2,365
NCO Group, Inc. 11.875% 11/15/14		1,985	1,449
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	69,059	2,185
Sedna Finance Corp.:
1.378% 12/23/14 (c)(l)	EUR	500	0
1.523% 3/15/10 (c)(l)	EUR	1,150	0
SES Global Americas Holdings GP 4.875% 7/9/14	EUR	700	1,066
Severn Trent Utilities Finance PLC 5.25% 3/11/16	EUR	2,100	3,223
TMK Capital SA 10% 7/29/11		8,600	8,480
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	900	1,308
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	350	329
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	530	789
4.375% 5/19/14	EUR	550	817
			68,792
Insurance - 0.2%
Eureko BV:
5.125% (l)	EUR	2,600	2,549
7.375% 6/16/14	EUR	2,410	3,897
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (l)	EUR	2,000	1,911
Mapfre SA 5.921% 7/24/37 (l)	EUR	2,450	2,946
Old Mutual PLC 4.5% 1/18/17 (l)	EUR	1,200	1,438
			12,741
Real Estate Investment Trusts - 0.3%
Rouse Co. 5.375% 11/26/13 (c)		4,120	3,512
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(h)		8,425	7,256
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,467
8.625% 1/15/12		3,610	3,682
Ventas Realty LP 6.5% 6/1/16		775	748
			16,665
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (h)		$ 5,340	$ 5,767
Hammerson PLC 4.875% 6/19/15	EUR	550	746
Realogy Corp.:
10.5% 4/15/14		40,965	29,700
11.75% 4/15/14 pay-in-kind (l)		3,605	2,109
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,687
			40,009
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
1.373% (l)	EUR	900	946
4.604% (l)	EUR	1,650	1,945
			2,891
TOTAL FINANCIALS			376,025
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.0%
Biomet, Inc. 10% 10/15/17		200	213
Invacare Corp. 9.75% 2/15/15		1,380	1,456
			1,669
Health Care Providers & Services - 0.9%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (h)		6,320	6,826
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (l)		10,330	8,490
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,297
DaVita, Inc. 6.625% 3/15/13		470	464
HCA, Inc.:
5.75% 3/15/14		2,795	2,446
6.25% 2/15/13		1,385	1,323
6.375% 1/15/15		910	803
6.5% 2/15/16		3,410	3,018
6.75% 7/15/13		1,390	1,331
9.125% 11/15/14		5,280	5,438
9.25% 11/15/16		9,125	9,376
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,804
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,718
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	289
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		$ 3,130	$ 3,294
Tenet Healthcare Corp.:
9.25% 2/1/15		1,090	1,131
9.875% 7/1/14		9,703	9,800
United Surgical Partners International, Inc. 8.875% 5/1/17		705	670
			59,518
Pharmaceuticals - 0.3%
Elan Finance PLC/Elan Finance Corp.:
7.75% 11/15/11		2,105	2,142
8.75% 10/15/16 (h)		5,110	5,046
Leiner Health Products, Inc. 11% 6/1/12 (c)		2,435	6
Pfizer, Inc. 5.75% 6/3/21	EUR	2,650	4,340
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,550	2,681
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,300	3,638
			17,853
TOTAL HEALTH CARE			79,040
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		730	526
DigitalGlobe, Inc. 10.5% 5/1/14 (h)		2,305	2,455
Orbimage Holdings, Inc. 12.5% 7/1/12 (l)		2,250	2,306
			5,287
Airlines - 0.4%
American Airlines, Inc. 13% 8/1/16 (h)		4,340	4,709
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,035	5,413
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		730	606
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	157
9.5% 9/15/14 (h)		1,355	1,353
10% 8/15/08 (a)		1,130	11
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,782	7,198
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates: - continued
8.021% 8/10/22		$ 3,971	$ 2,869
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	13
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	6
8.875% 6/1/06 (a)		1,240	9
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,995	1,705
8.028% 11/1/17		884	699
			24,748
Building Products - 0.3%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	1,600	2,725
Nortek, Inc.:
8.5% 9/1/14		9,595	6,621
10% 12/1/13		9,560	9,751
NTK Holdings, Inc. 10.75% 3/1/14		5,440	150
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (h)		2,310	2,298
			21,545
Commercial Services & Supplies - 0.4%
ACCO Brands Corp. 10.625% 3/15/15 (h)		520	543
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	190
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	306
Casella Waste Systems, Inc. 11% 7/15/14 (h)		1,275	1,339
Cenveo Corp. 10.5% 8/15/16 (h)		2,355	2,214
GeoEye, Inc. 9.625% 10/1/15 (h)		910	921
International Lease Financial Corp. 5% 9/15/12		2,145	1,721
Iron Mountain, Inc. 6.625% 1/1/16		14,115	13,621
West Corp. 9.5% 10/15/14		7,760	7,566
			28,421
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,618
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		7,960	8,537
			10,155
Electrical Equipment - 0.1%
Areva SA 4.875% 9/23/24	EUR	1,400	2,071
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - continued
Coleman Cable, Inc. 9.875% 10/1/12		$ 930	$ 884
General Cable Corp. 7.125% 4/1/17		610	581
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	882
			4,418
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,000	4,335
Sequa Corp.:
11.75% 12/1/15 (h)		9,105	7,147
13.5% 12/1/15 pay-in-kind (h)		3,583	2,665
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (l)	GBP	950	1,419
			15,566
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,382
Cummins, Inc. 7.125% 3/1/28		1,825	1,664
Terex Corp. 10.875% 6/1/16		4,115	4,465
			7,511
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,620	4,366
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,249
US Shipping Partners LP 13% 8/15/14 (c)		2,855	4
			6,619
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,399
7.625% 12/1/13		1,540	1,463
12.5% 4/1/16 (h)		6,880	7,671
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)		1,080	815
TFM SA de CV 9.375% 5/1/12		9,990	10,090
			21,438
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,400	2,086
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (h)		$ 1,360	$ 544
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (f)		8,455	7,573
			10,203
TOTAL INDUSTRIALS			155,911
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.5%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		2,770	2,784
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	13,767
6.5% 1/15/28		7,515	5,721
Nortel Networks Corp.:
9.0025% 7/15/11 (c)(l)		3,400	1,921
10.125% 7/15/13 (c)		3,370	1,938
10.75% 7/15/16 (c)		7,715	4,436
			30,567
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (h)		1,150	1,245
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		6,850	6,148
12.25% 11/15/15 pay-in-kind (l)		765	643
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	6,905
Unisys Corp.:
12.5% 1/15/16		2,625	2,271
12.75% 10/15/14 (h)		377	400
14.25% 9/15/15 (h)		302	311
			16,678
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc.:
7.125% 3/15/11		115	116
7.75% 5/15/13		820	816
9.25% 6/1/16		6,190	6,329
Avago Technologies Finance Ltd.:
5.8606% 6/1/13 (l)		840	823
10.125% 12/1/13		3,305	3,479
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd.: - continued
11.875% 12/1/15		$ 5,285	$ 5,761
Freescale Semiconductor, Inc.:
8.875% 12/15/14		24,970	19,102
9.875% 12/15/14 pay-in-kind (l)		25,379	16,760
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 4.57% 12/15/11 (c)(l)		670	0*
New ASAT Finance Ltd. 9.25% 2/1/11 (c)		2,855	4
NXP BV:
3.2594% 10/15/13 (l)		15,015	10,811
7.875% 10/15/14		13,475	10,578
9.5% 10/15/15		11,830	7,867
Spansion LLC 11.25% 1/15/16 (c)(h)		3,550	3,586
Viasystems, Inc. 10.5% 1/15/11		5,785	5,705
			91,737
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (h)		790	545
TOTAL INFORMATION TECHNOLOGY			140,772
MATERIALS - 3.3%
Chemicals - 0.7%
Ashland, Inc. 9.125% 6/1/17 (h)		2,000	2,140
Chemtura Corp. 6.875% 6/1/16 (c)		970	1,019
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	5,230
MacDermid, Inc. 9.5% 4/15/17 (h)		450	414
Momentive Performance Materials, Inc.:
9.75% 12/1/14		23,880	18,507
10.875% 12/1/14 pay-in-kind (l)		6,259	4,338
11.5% 12/1/16		16,930	11,089
NOVA Chemicals Corp.:
4.5375% 11/15/13 (l)		1,030	904
6.5% 1/15/12		4,615	4,534
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,368
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		2,900	1,117
			50,660
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
Lafarge SA 8.75% 5/30/17	GBP	1,850	$ 3,285
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,250	2,054
			5,339
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		920	883
Berry Plastics Holding Corp.:
4.174% 9/15/14 (l)		505	389
8.875% 9/15/14		15,675	14,813
10.25% 3/1/16		3,380	2,873
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		2,895	3,069
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	3,486
7.5% 12/15/96		4,010	3,028
8% 4/15/23		4,615	4,407
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (c)		1,035	737
Rexam PLC 4.375% 3/15/13	EUR	900	1,315
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)		2,665	1,892
Temple-Inland, Inc.:
6.625% 1/15/16		130	127
7.875% 5/1/12		2,955	3,145
Vitro SAB de CV:
8.625% 2/1/12 (c)		19,585	9,450
9.125% 2/1/17 (c)		2,000	965
			50,579
Metals & Mining - 1.6%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (c)(l)		2,510	3
ArcelorMittal SA 8.25% 6/3/13	EUR	650	1,051
CSN Islands VIII Corp. 9.75% 12/16/13 (h)		4,435	5,233
CSN Islands XI Corp. 6.875% 9/21/19 (h)		2,485	2,496
Evraz Group SA 8.875% 4/24/13 (h)		8,595	8,305
FMG Finance Property Ltd.:
10% 9/1/13 (h)		4,270	4,505
10.625% 9/1/16 (h)		18,610	20,099
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		3,680	3,905
8.375% 4/1/17		22,140	23,662
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
International Steel Group, Inc. 6.5% 4/15/14		$ 6,710	$ 6,995
Ispat Inland ULC 9.75% 4/1/14		1,385	1,451
Novelis, Inc. 11.5% 2/15/15 (h)		1,010	1,030
RathGibson, Inc. 11.25% 2/15/14 (c)		2,510	929
Steel Dynamics, Inc.:
6.75% 4/1/15		3,601	3,439
7.375% 11/1/12		685	685
8.25% 4/15/16 (f)(h)		690	687
Teck Resources Ltd.:
9.75% 5/15/14		5,035	5,526
10.25% 5/15/16		6,415	7,217
10.75% 5/15/19		7,510	8,712
			105,930
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		510	479
NewPage Corp.:
6.7331% 5/1/12 (l)		2,460	1,501
11.375% 12/31/14 (h)		4,155	4,093
Solo Cup Co. 8.5% 2/15/14		1,770	1,690
Stone Container Corp. 8.375% 7/1/12 (c)		2,665	1,902
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (h)		3,150	3,276
			12,941
TOTAL MATERIALS			225,449
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.2%
Alestra SA de RL de CV 11.75% 8/11/14 (h)		2,170	2,392
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,267
9% 8/15/31		3,545	3,474
Deutsche Telekom International Financial BV 7.5% 1/24/33	EUR	1,430	2,555
Global Crossing Ltd. 12% 9/15/15 (h)		11,945	12,483
Global Village Telecom Finance LLC 12% 6/30/11 (h)		7,010	7,186
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(h)		22,848	20,876
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Corp.:
9.25% 8/15/14		$ 4,305	$ 4,413
9.25% 6/15/16		7,325	7,545
Intelsat Ltd. 11.25% 6/15/16		20,070	21,525
Koninklijke KPN NV 5.625% 9/30/24	EUR	2,450	3,660
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)		4,920	5,092
Qwest Communications International, Inc.:
7.5% 2/15/14		2,255	2,227
7.5% 2/15/14		1,310	1,294
Qwest Corp. 8.375% 5/1/16 (h)		6,780	6,983
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		4,915	5,062
Sprint Capital Corp.:
6.875% 11/15/28		45,885	38,314
6.9% 5/1/19		4,780	4,278
8.75% 3/15/32		22,785	21,532
Telecom Egypt SAE 11.2% 2/4/10 (l)	EGP	1,008	174
Telecom Italia SpA 7.375% 12/15/17	GBP	2,250	3,933
Telefonica Emisiones SAU 5.496% 4/1/16	EUR	2,150	3,398
U.S. West Communications:
7.25% 9/15/25		420	359
7.25% 10/15/35		1,205	964
7.5% 6/15/23		360	311
Wind Acquisition Finance SA:
10.75% 12/1/15 (h)		10,215	11,083
11.75% 7/15/17 (h)		20,950	23,569
			216,949
Wireless Telecommunication Services - 2.5%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		2,420	2,456
Cricket Communications, Inc.:
9.375% 11/1/14		3,431	3,482
10% 7/15/15		1,825	1,880
Digicel Group Ltd.:
8.875% 1/15/15 (h)		14,435	13,461
9.125% 1/15/15 pay-in-kind (h)(l)		5,199	4,874
9.25% 9/1/12 (h)		4,840	4,913
12% 4/1/14 (h)		11,685	13,029
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		$ 16,115	$ 16,921
11.5% 6/15/16		4,145	4,414
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		17,225	17,440
8.875% 1/15/15		10,070	10,246
Millicom International Cellular SA 10% 12/1/13		11,160	11,579
Mobile Telesystems Finance SA 8% 1/28/12 (h)		6,720	7,006
Nextel Communications, Inc.:
5.95% 3/15/14		7,845	6,943
7.375% 8/1/15		4,350	3,904
NII Capital Corp. 10% 8/15/16 (h)		13,810	14,328
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		2,600	2,483
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		10,314	8,973
Sprint Nextel Corp. 6% 12/1/16		5,280	4,712
Telecom Personal SA 9.25% 12/22/10 (h)		7,030	7,276
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		10,680	11,134
			171,454
TOTAL TELECOMMUNICATION SERVICES			388,403
UTILITIES - 2.0%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (h)		2,700	3,024
Edison Mission Energy:
7.5% 6/15/13		2,895	2,700
7.75% 6/15/16		1,223	1,064
Enel Finance International SA:
5% 9/14/22	EUR	1,250	1,830
5.75% 9/14/40	GBP	1,450	2,321
Intergen NV 9% 6/30/17 (h)		6,890	7,097
Majapahit Holding BV:
7.75% 10/17/16		3,625	3,833
8% 8/7/19 (h)		2,055	2,202
National Power Corp. 6.875% 11/2/16 (h)		4,625	4,833
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/ Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		$ 5,105	$ 3,688
Series B, 10.25% 11/1/15		2,165	1,537
11.25% 11/1/16 pay-in-kind		1,563	1,012
			35,141
Gas Utilities - 0.7%
Bord Gais Eireann 5.75% 6/16/14	EUR	1,200	1,869
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,465	5,137
6.875% 11/4/11 (Reg. S)		11,920	12,039
Southern Gas Networks PLC Class A1, 1.194% 10/21/10 (l)	EUR	1,350	1,930
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,843
8% 3/1/32		7,365	8,708
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		8,670	7,413
			46,939
Independent Power Producers & Energy Traders - 0.4%
Energy Future Holdings:
10.875% 11/1/17		24,280	18,453
12% 11/1/17 pay-in-kind (l)		5,724	3,543
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	0
6.4% 7/15/06 (c)		5,595	3
6.625% 11/15/05 (c)		3,510	2
6.725% 11/17/08 (c)(l)		1,090	0
6.75% 8/1/09 (c)		880	0*
6.875% 10/15/07 (c)		2,120	1
6.95% 7/15/28 (c)		1,920	0
7.125% 5/15/07 (c)		375	0*
7.375% 5/15/19 (c)		2,200	1
7.875% 6/15/03 (c)		375	0*
9.125% 4/1/03 (c)		80	0*
9.875% 6/5/03 (c)		345	0*
RRI Energy, Inc.:
7.625% 6/15/14		3,855	3,783
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
RRI Energy, Inc.: - continued
7.875% 6/15/17		$ 855	$ 835
Tenaska Alabama Partners LP 7% 6/30/21 (h)		1,336	1,202
			27,823
Multi-Utilities - 0.3%
Centrica PLC 6.375% 3/10/22	GBP	1,000	1,732
NiSource Finance Corp. 10.75% 3/15/16		11,340	13,332
Utilicorp United, Inc. 7.95% 2/1/11 (f)		50	53
Veolia Environnement 4.375% 12/11/20	EUR	1,500	2,088
			17,205
Water Utilities - 0.1%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	3,450	5,430
TOTAL UTILITIES			132,538
TOTAL NONCONVERTIBLE BONDS			2,210,651
TOTAL CORPORATE BONDS (Cost $2,220,101)			2,245,852
U.S. Government and Government Agency Obligations - 24.7%

U.S. Government Agency Obligations - 4.7%
Fannie Mae:
1.75% 8/10/12		34,675	34,833
2% 1/9/12		7,000	7,120
2.5% 5/15/14		16,859	16,822
2.75% 3/13/14		23,910	24,279
4.75% 11/19/12		7,000	7,645
6% 5/15/11		8,215	8,895
Federal Home Loan Bank:
1.625% 7/27/11		28,000	28,321
1.625% 9/26/12		15,000	14,962
3.625% 10/18/13		27,750	29,229
Freddie Mac:
1.75% 6/15/12		52,449	52,728
2.5% 4/23/14		24,790	24,832
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
3.25% 7/16/10		$ 1,540	$ 1,574
3.75% 3/27/19		1,920	1,921
5% 2/16/17		8,200	9,058
5.125% 11/17/17		24,261	26,956
5.5% 8/23/17		10,550	12,009
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,496
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,318
5.685% 5/15/12		1,765	1,957
Tennessee Valley Authority 5.25% 9/15/39		5,000	5,276
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			319,231
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		16,737	18,035
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18		18,311	18,190
1.875% 7/15/19		16,582	17,112
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			53,337
U.S. Treasury Obligations - 17.4%
U.S. Treasury Bonds:
3.5% 2/15/39		68,510	62,066
4.25% 5/15/39		46,570	48,178
4.375% 2/15/38		2,899	3,054
4.5% 5/15/38		8,900	9,577
4.5% 8/15/39		8,880	9,574
6.25% 8/15/23		17,052	21,374
7.5% 11/15/16		21,120	27,227
7.5% 11/15/24		9,329	13,129
7.875% 2/15/21		5,350	7,458
9.875% 11/15/15		7,956	11,173
U.S. Treasury Notes:
0.875% 3/31/11		1,930	1,936
1% 9/30/11		134,656	134,740
1.125% 1/15/12		9,500	9,500
1.375% 9/15/12		3,060	3,055
1.5% 10/31/10		16,570	16,755
1.5% 12/31/13 (k)		2,153	2,108
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/15/12 (g)		$ 30,266	$ 30,739
1.875% 2/28/14		130	129
1.875% 4/30/14		1,763	1,742
2% 11/30/13		1,196	1,198
2.25% 5/31/14		44,711	44,847
2.375% 8/31/10		33,595	34,201
2.375% 8/31/14		40,240	40,391
2.625% 6/30/14		20,560	20,926
2.625% 7/31/14		22,000	22,368
2.625% 4/30/16		44,190	43,617
2.75% 2/28/13		45,629	47,372
2.75% 2/15/19		14,902	14,221
2.875% 1/31/13		85,514	89,168
3% 8/31/16		41,680	41,927
3% 9/30/16		31,890	32,017
3.125% 9/30/13		25,600	26,826
3.125% 5/15/19		40,565	39,915
3.375% 6/30/13		22,261	23,564
3.5% 2/15/18		3,580	3,656
3.625% 5/15/13		14,400	15,362
3.625% 8/15/19		14,490	14,873
3.75% 11/15/18		33,055	34,204
3.875% 2/15/13		29,948	32,182
3.875% 5/15/18		32,084	33,626
4% 11/15/12		36,210	39,042
4% 8/15/18		5,441	5,744
4.25% 11/15/17		2,710	2,920
4.5% 5/15/17		48,040	52,728
4.625% 7/31/12		3,419	3,733
TOTAL U.S. TREASURY OBLIGATIONS			1,174,142
Other Government Related - 1.8%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (i)		2,494	2,529
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (i)		4,140	4,167
1.875% 5/7/12 (FDIC Guaranteed) (i)		19,000	19,126
1.875% 6/4/12 (FDIC Guaranteed) (i)		15,000	15,099
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (i)		6,141	6,141
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.: - continued
2% 3/30/12 (FDIC Guaranteed) (i)		$ 8,000	$ 8,088
2.125% 7/12/12 (FDIC Guaranteed) (i)		1,406	1,422
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (i)		2,000	2,025
2% 9/28/12 (FDIC Guaranteed) (i)		22,315	22,439
2.625% 12/28/12 (FDIC Guaranteed) (i)		4,680	4,795
JPMorgan Chase & Co. 1.902% 12/26/12 (FDIC Guaranteed) (i)		12,000	12,161
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (i)		23,089	24,019
TOTAL OTHER GOVERNMENT RELATED			122,011
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,652,225)			1,668,721
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.8%
3.205% 9/1/33 (l)		888	905
3.321% 9/1/34 (l)		857	882
3.334% 4/1/36 (l)		209	214
3.34% 11/1/35 (l)		1,095	1,122
3.615% 7/1/35 (l)		586	600
3.995% 10/1/34 (l)		1,246	1,273
4% 9/1/13 to 6/1/24		3,439	3,509
4.051% 11/1/36 (l)		97	101
4.106% 3/1/35 (l)		16,407	16,989
4.216% 8/1/35 (l)		1,495	1,567
4.224% 4/1/35 (l)		1,228	1,273
4.27% 1/1/35 (l)		451	465
4.29% 6/1/36 (l)		112	117
4.344% 3/1/34 (l)		583	599
4.4% 2/1/35 (l)		2,608	2,709
4.411% 11/1/36 (l)		526	546
4.428% 10/1/35 (l)		209	214
4.539% 11/1/33 (l)		196	205
4.597% 7/1/35 (l)		1,427	1,479
4.639% 7/1/35 (l)		443	459
4.649% 11/1/35 (l)		2,717	2,801
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.651% 4/1/36 (l)		$ 658	$ 688
4.717% 11/1/35 (l)		798	833
4.726% 9/1/35 (l)		1,813	1,887
4.741% 2/1/35 (l)		3,621	3,706
4.781% 7/1/35 (l)		587	606
4.785% 3/1/33 (l)		291	301
4.822% 7/1/35 (l)		680	698
4.897% 2/1/36 (l)		1,708	1,773
4.97% 12/1/32 (l)		654	670
4.996% 2/1/34 (l)		871	905
5% 2/1/14 to 4/1/22		869	917
5% 10/1/24 (j)		1,000	1,048
5.006% 10/1/35 (l)		3,156	3,265
5.019% 5/1/35 (l)		1,781	1,831
5.125% 10/1/35 (l)		8,301	8,597
5.128% 7/1/35 (l)		1,013	1,039
5.181% 6/1/35 (l)		8,089	8,345
5.261% 5/1/35 (l)		651	689
5.27% 2/1/37 (l)		3,041	3,148
5.302% 9/1/36 (l)		721	749
5.313% 3/1/36 (l)		4,834	5,080
5.338% 2/1/37 (l)		1,875	1,935
5.498% 6/1/47 (l)		333	345
5.5% 4/1/16		322	333
5.5% 10/19/24 (j)		5,000	5,286
5.5% 10/19/24 (j)		5,000	5,286
5.608% 4/1/36 (l)		1,770	1,865
5.633% 2/1/36 (l)		408	424
5.788% 3/1/36 (l)		3,312	3,480
5.844% 6/1/35 (l)		1,565	1,658
5.862% 5/1/36 (l)		436	462
6% 5/1/12 to 4/1/21		3,189	3,430
6% 4/1/36 (l)		6,523	6,838
6.22% 3/1/37 (l)		250	265
6.5% 5/1/12 to 9/1/32		3,074	3,313
TOTAL FANNIE MAE			119,724
Freddie Mac - 1.0%
2.853% 7/1/33 (l)		1,063	1,089
2.872% 6/1/33 (l)		560	570
2.997% 5/1/35 (l)		1,201	1,230
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.374% 7/1/35 (l)		$ 733	$ 756
3.752% 9/1/36 (l)		502	516
3.819% 12/1/33 (l)		1,055	1,081
4% 10/19/24 (j)		2,500	2,544
4.084% 4/1/35 (l)		1,437	1,495
4.46% 10/1/35 (l)		806	832
4.477% 4/1/34 (l)		6,125	6,358
4.5% 8/1/33		543	554
4.746% 1/1/35 (l)		1,485	1,540
4.746% 3/1/35 (l)		448	456
4.79% 2/1/36 (l)		168	176
4.971% 10/1/36 (l)		747	782
5.027% 4/1/35 (l)		1,534	1,602
5.034% 4/1/35 (l)		70	74
5.1% 4/1/35 (l)		6,334	6,513
5.109% 7/1/35 (l)		453	470
5.26% 2/1/36 (l)		52	55
5.297% 9/1/35 (l)		443	462
5.446% 3/1/37 (l)		259	266
5.479% 4/1/37 (l)		273	282
5.5% 8/1/14 to 2/1/19		6,359	6,779
5.524% 1/1/36 (l)		560	586
5.589% 3/1/36 (l)		2,677	2,814
5.684% 10/1/35 (l)		192	204
5.687% 1/1/36 (l)		231	242
5.736% 5/1/37 (l)		3,304	3,439
5.737% 5/1/37 (l)		524	541
5.768% 3/1/37 (l)		1,301	1,321
5.769% 4/1/37 (l)		1,436	1,479
5.777% 5/1/37 (l)		1,799	1,868
5.823% 6/1/37 (l)		1,091	1,141
5.847% 5/1/37 (l)		251	259
5.954% 6/1/37 (l)		270	286
6% 7/1/16 to 2/1/19		5,228	5,617
6.04% 12/1/36 (l)		3,120	3,206
6.085% 6/1/36 (l)		886	929
6.151% 1/1/37 (l)		1,012	1,071
6.19% 2/1/37 (l)		386	401
6.237% 7/1/36 (l)		484	509
6.42% 6/1/37 (l)		151	160
6.5% 5/1/11 to 3/1/22		4,903	5,251
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
6.661% 8/1/37 (l)		$ 965	$ 1,024
7.347% 4/1/37 (l)		70	74
TOTAL FREDDIE MAC			68,904
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $184,475)			188,628
Asset-Backed Securities - 0.2%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 1.329% 5/25/16 (l)	EUR	372	192
Series 2007-1 Class B, 1.1019% 3/25/17 (l)	EUR	917	497
Auto ABS Compartiment Series 2006-1 Class B, 1.177% 7/25/17 (l)	EUR	500	559
Clock Finance BV Series 2007-1:
Class B2, 1.069% 2/25/15 (l)	EUR	600	588
Class C2, 1.249% 2/25/15 (l)	EUR	300	241
Geldilux Ltd. Series 2007-TS Class C, 1.548% 9/8/14 (l)	EUR	350	336
GLS Ltd. Series 2006-1 Class C, 1.496% 7/15/14 (l)	EUR	400	582
Lambda Finance BV Series 2005-1X Class C1, 1.06% 11/15/29 (l)	GBP	500	472
Leek Finance PLC:
Series 17X Class A2A, 0.7131% 12/21/37 (l)	GBP	147	189
Series 18X Class BC, 1.166% 9/21/38 (l)	EUR	600	107
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.208% 1/30/40 (l)	EUR	350	482
Class D, 1.408% 1/30/40 (l)	EUR	500	676
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.208% 1/30/40 (l)	EUR	450	620
Class C, 1.408% 1/30/40 (l)	EUR	450	608
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.458% 3/10/17 (l)	EUR	1,000	254
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		731	766
Stichting Mars Series 2006 Class C, 1.144% 8/28/14 (l)	EUR	900	711
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,100	5,060
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	85
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
VCL No. 11 Ltd. Class A, 1.529% 8/21/15 (l)	EUR	1,200	$ 1,759
Volkswagen Car Lease Series 9 Class B, 0.581% 4/21/12 (Reg. S) (l)	EUR	77	111
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.8144% 10/25/45 (l)	GBP	456	58
TOTAL ASSET-BACKED SECURITIES (Cost $19,994)			14,953
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.143% 2/17/52 (l)	EUR	650	701
EPIC PLC Series BROD Class D, 1.424% 1/22/16 (l)	EUR	252	74
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 1.129% 11/20/56 (l)	EUR	1,200	1,332
Series 2007-1X Class 2D2, 1.259% 11/20/56 (l)	EUR	1,000	1,298
RMAC PLC Series 2005-NS4X Class M2A, 1.15% 12/12/43 (l)	GBP	1,358	328
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 0.89% 6/12/44 (l)	GBP	1,250	169
Shield BV Series 1 Class C, 1.359% 1/20/14 (l)	EUR	1,400	1,674
TOTAL PRIVATE SPONSOR			5,576
U.S. Government Agency - 0.7%
Fannie Mae floater Series 2007-95 Class A1, 0.4963% 8/27/36 (l)		4,180	3,887
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		137	147
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,397
Series 2003-70 Class BJ, 5% 7/25/33		815	856
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	2,961
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,849
Series 2004-81:
Class KC, 4.5% 4/25/17		1,064	1,101
Class KD, 4.5% 7/25/18		2,721	2,863
Series 2005-52 Class PB, 6.5% 12/25/34		2,117	2,276
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		479	515
Series 2004-95 Class AN, 5.5% 1/25/25		1,420	1,516
Series 2005-117, Class JN, 4.5% 1/25/36		735	741
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer: - continued
Series 2005-29 Class KA, 4.5% 2/25/35		$ 3,905	$ 4,069
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,361
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		268	285
Series 2115 Class PE, 6% 1/15/14		89	94
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7434% 1/15/30 (l)		2,295	2,300
Series 2630 Class FL, 0.7434% 6/15/18 (l)		92	92
Series 2861 Class GF, 0.5434% 1/15/21 (l)		711	711
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		523	556
Series 2381 Class OG, 5.5% 11/15/16		388	418
Series 2425 Class JH, 6% 3/15/17		684	736
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,512
Series 2695 Class DG, 4% 10/15/18		3,475	3,579
Series 2831 Class PB, 5% 7/15/19		3,590	3,842
Series 2866 Class XE, 4% 12/15/18		5,369	5,588
Series 2996 Class MK, 5.5% 6/15/35		604	644
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		715	764
Series 2570 Class CU, 4.5% 7/15/17		181	188
Series 2572 Class HK, 4% 2/15/17		235	241
Series 2617 Class GW, 3.5% 6/15/16		16	16
Series 2627:
Class BG, 3.25% 6/15/17		127	130
Class KP, 2.87% 12/15/16		118	120
Series 2860 Class CP, 4% 10/15/17		193	198
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,064
Series 2863 Class DB, 4% 9/15/14		181	186
Series 2975 Class NA, 5% 7/15/23		219	219
TOTAL U.S. GOVERNMENT AGENCY			50,022
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,987)			55,598
Commercial Mortgage Securities - 0.2%
		Principal Amount (000s) (d)	Value (000s)
Bruntwood Alpha PLC Series 2007-1 Class C, 1.4821% 1/15/17 (l)	GBP	650	$ 208
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.4875% 10/22/37 (l)	GBP	850	408
Enterprise Inns PLC 6.5% 12/6/18	GBP	840	1,066
European Property Capital 4 PLC Class C, 1.2281% 7/20/14 (l)	GBP	270	157
German Residential Asset Note Distributor PLC Series 1 Class A, 1.209% 7/20/16 (l)	EUR	1,138	1,353
JLOC 36 LLC Reg. S Class B, 0.8313% 2/16/16 (l)	JPY	73,920	733
JLOC 37 LLC (Reg. S) Series X Class B1, 0.8163% 1/15/15 (l)	JPY	66,810	634
London & Regional Debt Securitisation No. 1 PLC Class A, 1.2021% 10/15/14 (l)	GBP	550	700
Opera Finance (CMH) PLC Class B, 1.296% 1/15/15 (l)	EUR	1,100	483
Opera Finance (LAKESIDE) PLC 1.1375% 7/31/13 (l)	GBP	1,431	2,010
Paris Prime Community Real Estate Series 2006-1 Class B, 1.194% 4/22/14 (h)(l)	EUR	721	739
Real Estate Capital Foundation Ltd. Series 3 Class A, 1.9121% 7/15/16 (l)	GBP	1,708	1,904
Rivoli Pan Europe PLC Series 2006-1 Class B 1.1325% 8/3/18 (l)	EUR	550	439
Silver Maple Investment Co. Ltd. Class 2A, 1.063% 4/30/14 (l)	EUR	700	906
Skyline BV Series 2007-1 Class D, 1.754% 7/22/43 (l)	EUR	1,000	632
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,193)			12,372
Foreign Government and Government Agency Obligations - 20.1%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		10,508	7,093
par 2.5% 12/31/38 (f)		6,340	2,124
7% 3/28/11		98,645	89,614
7% 9/12/13		70,230	54,725
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		1,250,000	0*
value recovery B rights 1/2/21 (o)		1,250,000	0*
Barbados Government 7.25% 12/15/21 (h)		1,230	1,245
Brazilian Federative Republic:
6% 9/15/13		1,467	1,525
8% 1/15/18		1,195	1,383
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Brazilian Federative Republic: - continued
8.25% 1/20/34		$ 3,180	$ 4,198
8.75% 2/4/25		2,849	3,775
12.25% 3/6/30		3,775	6,644
12.75% 1/15/20		1,060	1,717
Canadian Government:
3% 6/1/14	CAD	71,500	68,379
3.75% 9/1/11	CAD	26,000	25,427
4% 6/1/16	CAD	50,500	50,538
5% 6/1/37	CAD	21,100	23,587
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		291	147
warrants 11/15/20 (a)(o)		2,750	316
Colombian Republic 7.375% 9/18/37		4,175	4,718
Congo Republic 3% 6/30/29 (f)		4,551	2,230
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		4,850	4,923
Dominican Republic:
2.125% 8/30/24 (l)		3,793	2,845
9.04% 1/23/18 (h)		7,285	7,722
9.5% 9/27/11 (Reg. S)		6,916	7,192
Ecuador Republic 5% 2/28/25		1,450	806
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		2,595	2,595
7.75% 1/24/23 (Reg. S)		1,489	1,604
8.25% 4/10/32 (Reg. S)		1,137	1,211
8.5% 7/25/11 (Reg. S)		1,430	1,516
French Republic 3.75% 10/25/19	EUR	24,900	37,091
Gabonese Republic 8.2% 12/12/17 (h)		7,950	8,208
Georgia Republic 7.5% 4/15/13		4,305	4,273
German Federal Republic:
1.25% 9/16/11	EUR	4,000	5,851
3% 3/12/10	EUR	33,750	49,923
3.5% 7/4/19	EUR	62,695	93,845
4.25% 7/4/14	EUR	6,595	10,446
4.75% 7/4/40	EUR	32,695	54,514
Ghana Republic 8.5% 10/4/17 (h)		7,185	7,221
Greek Government:
4.6% 9/20/40	EUR	2,695	3,590
5.5% 8/20/14	EUR	8,850	14,201
6% 7/19/19	EUR	3,600	5,881
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic:
6.625% 2/17/37 (h)		$ 3,265	$ 3,228
6.875% 3/9/17 (h)		2,225	2,397
6.875% 1/17/18 (h)		5,830	6,282
7.25% 4/20/15 (h)		2,335	2,574
7.75% 1/17/38 (h)		5,385	5,977
8.5% 10/12/35 (Reg. S)		3,885	4,691
11.625% 3/4/19 (h)		4,720	6,655
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		9,730	8,806
Italian Republic:
3.5% 6/1/14	EUR	10,950	16,501
4.25% 3/1/20	EUR	8,300	12,303
5% 9/1/40	EUR	17,600	26,530
Japan Government:
0.4% 5/15/11	JPY	1,700,000	18,998
0.6% 4/15/10	JPY	7,475,000	83,481
2.5% 9/20/37	JPY	5,050,000	59,874
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		4,320	4,709
9% 5/2/14		1,900	2,095
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (l)		3,515	3,515
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		1,710	1,967
Peruvian Republic:
3% 3/7/27 (f)		1,425	1,154
7.35% 7/21/25		5,550	6,480
Philippine Republic:
9.5% 2/2/30		1,140	1,516
10.625% 3/16/25		1,255	1,765
Polish Government 6.375% 7/15/19		4,070	4,548
Republic of Fiji 6.875% 9/13/11		2,260	2,187
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,200	5,472
Republic of Serbia 3.75% 11/1/24 (f)(h)		13,435	13,233
Russian Federation:
7.5% 3/31/30 (Reg. S)		61,532	67,147
12.75% 6/24/28 (Reg. S)		7,405	12,403
Turkish Republic:
6.75% 4/3/18		5,075	5,341
6.875% 3/17/36		10,400	10,400
7% 9/26/16		4,615	4,961
7.25% 3/5/38		6,625	6,840
7.375% 2/5/25		11,220	12,174
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
UK Treasury GILT:
2.25% 3/7/14	GBP	7,160	$ 11,291
3.75% 9/7/19	GBP	39,430	63,365
4.25% 12/7/55	GBP	6,190	10,304
5.75% 12/7/09	GBP	17,000	27,436
Ukraine Cabinet of Ministers:
6.875% 3/4/11 (Reg. S)		6,355	5,894
7.65% 6/11/13 (h)		1,045	938
Ukraine Government:
6.385% 6/26/12 (h)		7,135	6,261
6.75% 11/14/17 (h)		6,055	4,753
United Mexican States:
5.95% 3/19/19		2,278	2,409
7.5% 4/8/33		1,520	1,816
8.3% 8/15/31		1,435	1,849
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	33,503	1,573
6.875% 9/28/25		2,580	2,664
8% 11/18/22		5,679	6,360
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		1,250	32
1.505% 4/20/11 (Reg. S) (l)		20,840	18,548
5.375% 8/7/10 (Reg. S)		5,235	5,091
7% 3/31/38		3,720	2,260
8.5% 10/8/14		10,045	8,990
9% 5/7/23 (Reg. S)		16,920	12,724
9.25% 9/15/27		14,640	11,785
9.375% 1/13/34		4,565	3,504
10.75% 9/19/13		27,310	27,037
13.625% 8/15/18		14,500	14,790
Vietnamese Socialist Republic:
4% 3/12/28 (f)		8,784	6,764
6.875% 1/15/16 (h)		2,125	2,231
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,295,963)			1,361,716
Common Stocks - 0.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(p)	156,879	$ 0*
Remy International, Inc. (a)	57,470	198
		198
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	753,790	6,754
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(p)	742,300	2
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. (a)(h)	490,852	13,253
Containers & Packaging - 0.0%
Constar International, Inc. (a)	26,650	454
TOTAL MATERIALS		13,707
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	132
TOTAL COMMON STOCKS (Cost $24,516)		20,793
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	9,300	300
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Preferred Blocker, Inc. 7.00% (h)	13,127	7,417
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	122	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,417
TOTAL PREFERRED STOCKS (Cost $6,398)		7,717
Floating Rate Loans - 6.1%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
TRW Automotive Holdings Corp. Tranche B1, term loan 6.25% 2/9/14 (l)	$ 1,714	1,710
Visteon Corp. term loan 4.426% 6/13/13 (c)(l)	16,305	12,881
		14,591
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.2406% 9/30/12 (l)	119	109
Tranche B, term loan 3.2687% 9/30/13 (l)	2,607	2,398
Ford Motor Co. term loan 3.494% 12/15/13 (l)	17,110	15,057
		17,564
Diversified Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 8.2731% 3/1/12 (l)	3,929	3,390
Cengage Learning, Inc. Tranche B, term loan 2.75% 7/5/14 (l)	10,182	9,164
ServiceMaster Co.:
term loan 2.777% 7/24/14 (l)	5,043	4,489
Tranche DD, term loan 2.75% 7/24/14 (l)	484	431
		17,474
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.4474% 2/16/14 (l)	131	95
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (l)	117	97
Tranche B, term loan 2.04% 5/23/14 (l)	578	480
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5512% 6/14/13 (l)	$ 36	$ 30
term loan 2.5679% 6/14/14 (l)	398	336
Six Flags, Inc. Tranche B, term loan 2.5951% 4/30/15 (l)	12,851	12,530
		13,568
Media - 1.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (l)	28,121	26,574
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2628% 6/12/14 (l)	25,699	21,266
Tranche 2LN, term loan 17.5% 12/12/14 (l)	25,849	5,945
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (c)(l)	3,123	1,312
The Reader's Digest Association, Inc. term loan 4.4898% 3/2/14 (c)(l)	3,630	1,652
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (l)	20,375	17,115
		73,864
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. term loan 2.565% 5/28/13 (l)	5,336	4,856
Michaels Stores, Inc. Tranche B1, term loan 2.5381% 10/31/13 (l)	18,909	16,829
		21,685
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (l)	1,480	1,436
Levi Strauss & Co. term loan 2.5225% 4/4/14 (l)	1,245	1,136
		2,572
TOTAL CONSUMER DISCRETIONARY		161,318
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.0034% 6/4/14 (l)	2,394	2,094
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 8.0009% 6/30/12 (l)	$ 5,346	$ 5,092
Credit-Linked Deposit 4.65% 6/30/12 (l)	113	108
		5,200
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.3368% 1/15/12 (l)	3,780	3,657
TOTAL CONSUMER STAPLES		10,951
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (l)	191	186
Tranche D, term loan 8.4985% 12/28/13 (l)	1,533	1,487
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (l)	366	311
		1,984
FINANCIALS - 0.6%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.25% 8/3/12 (l)	12,305	11,689
Diversified Financial Services - 0.1%
CIT Group, Inc. term loan 13% 1/20/12 (l)	2,000	2,050
Clear Channel Capital I LLC Tranche B, term loan 3.8963% 1/29/16 (l)	6,835	5,195
MGM Holdings II, Inc. Tranche B, term loan 3.5106% 4/8/12 (l)	3,146	1,762
		9,007
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (l)	1,574	1,326
Tranche 2LN, term loan 13.5% 10/15/17	9,285	9,610
Tranche B, term loan 3.2544% 10/10/13 (l)	5,846	4,926
Tranche DD, term loan 3.3845% 10/10/13 (l)	5,598	4,702
		20,564
TOTAL FINANCIALS		41,260
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4963% 4/10/14 (l)	$ 1,623	$ 1,412
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0719% 2/21/13 (l)	83	63
Tranche 2LN, term loan 10.3219% 2/21/14 (l)	130	59
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6% 3/28/14 (l)	60	47
		169
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (l)	415	417
Tranche 2LN, term loan 3.4994% 4/30/14 (l)	8,262	6,919
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (l)	10,187	7,640
		14,976
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3625% 2/7/15 (l)	590	463
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.8435% 12/3/14 (l)	2,738	2,382
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (l)	58	57
Dresser, Inc. Tranche 2LN, term loan 5.9938% 5/4/15 pay-in-kind (l)	3,640	3,149
Navistar International Corp.:
term loan 3.4963% 1/19/12 (l)	3,443	3,340
Credit-Linked Deposit 3.5406% 1/19/12 (l)	1,252	1,214
		7,760
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (l)	16,551	15,247
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7438% 11/30/14 (l)	730	161
TOTAL INDUSTRIALS		41,158
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (l)	$ 1,293	$ 1,164
Tranche B A2, term loan 2.4963% 10/1/14 (l)	315	283
Tranche B A3, term loan 2.4963% 10/1/14 (l)	367	330
Tranche B-A, term loan 2.6866% 10/1/14 (l)	4,499	4,049
Tranche B-B, term loan 2.8469% 10/1/12 (l)	2,903	2,692
		8,518
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.2461% 3/20/13 (l)	3,197	3,177
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan:
2.0113% 12/1/13 (l)	15,897	12,678
12.5% 12/15/14	3,696	3,715
		16,393
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (l)	9,947	9,350
Tranche 2LN, term loan 6.0325% 6/11/15 (l)	1,495	1,293
Open Solutions, Inc. term loan 2.625% 1/23/14 (l)	215	172
		10,815
TOTAL INFORMATION TECHNOLOGY		38,903
MATERIALS - 0.6%
Chemicals - 0.3%
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (l)(q)	6,820	7,110
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (l)	15,717	13,360
		20,470
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2997% 4/3/15 (l)	9,037	8,043
Smurfit-Stone Container Enterprises, Inc. term loan 2.9233% 11/11/11 (l)	4,558	4,399
		12,442
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (l)(q)	$ 1,047	$ 1,057
Tranche B 1LN, term loan:
4.25% 12/19/13 (c)(l)	571	51
12.5% 12/19/13 (l)	1,196	508
Tranche C 1LN, term loan 4.25% 12/19/13 (l)	793	540
		2,156
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (l)	6,090	5,694
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (l)	1,184	416
		6,110
TOTAL MATERIALS		41,178
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.9256% 3/21/15 (l)	3,490	3,490
Tranche B 1LN, term loan 3.9256% 5/26/13 (l)	1,565	1,487
Tranche C 1LN, term loan 4.9256% 5/26/14 (l)	1,565	1,487
		6,464
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.2531% 2/1/14 (l)	13,640	12,242
TOTAL TELECOMMUNICATION SERVICES		18,706
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/ Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7538% 10/10/14 (l)	25,296	19,605
Tranche B2, term loan 3.7539% 10/10/14 (l)	22,357	17,439
Tranche B3, term loan 3.7539% 10/10/14 (l)	25,172	19,445
		56,489
TOTAL FLOATING RATE LOANS (Cost $363,909)		413,359
Sovereign Loan Participations - 0.1%
	Principal Amount (000s) (d)	Value (000s)
Indonesian Republic loan participation - Citibank 0.3939% 12/14/19 (l) (Cost $4,304)	$ 5,926	$ 5,037
Fixed-Income Funds - 5.4%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $343,504)	4,026,657	365,741
Preferred Securities - 0.6%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 14,390	14,654
Net Servicos de Comunicacao SA 9.25% (h)	10,525	10,588
		25,242
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	13,690	13,422
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 3 Ltd. 2.68% (l)	150,000	1,514
TOTAL PREFERRED SECURITIES (Cost $39,583)		40,178
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $57)	7,500	56
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.25% (n) (Cost $432,167)	432,166,705	432,167
Cash Equivalents - 0.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) # (b) (Cost $31,050)	$ 31,050	$ 31,050
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,695,426)		6,863,938
NET OTHER ASSETS - (1.5)%		(101,454)
NET ASSETS - 100%		$ 6,762,484
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.295% with Bank of America	Feb. 2018	$ 15,000	(1,190)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	5,000	(805)
		$ 20,000	$ (1,995)
Currency Abbreviations
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $692,823,000 or 10.2% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $122,011,000 or 1.8% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $431,000.
(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(o) Quantity represents share amount.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	1/7/05 - 1/13/05	$ 2,971

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,901,000 and $3,004,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$31,050,000 due 10/01/09 at 0.06%
Bank of America, NA	$ 31,050
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,352
Fidelity Floating Rate Central Fund	10,051
Total	$ 11,403
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 139,649	$ 136,867	$ -	$ 365,741	12.3%
Total	$ 139,649	$ 136,867	$ -	$ 365,741
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198	$ -	$ -	$ 198
Financials	7,417	-	7,417	-
Industrials	6,754	6,754	-	-
Information Technology	2	-	2	-
Materials	14,007	454	13,553	-
Telecommunication Services	-	-	-	-
Utilities	132	132	-	-
Corporate Bonds	2,245,852	-	2,241,512	4,340
U.S. Government and Government Agency Obligations	1,668,721	-	1,668,721	-
U.S. Government Agency - Mortgage Securities	188,628	-	188,628	-
Asset-Backed Securities	14,953	-	11,425	3,528
Collateralized Mortgage Obligations	55,598	-	40,185	15,413
Commercial Mortgage Securities	12,372	-	9,044	3,328
Foreign Government and Government Agency Obligations	1,361,716	-	1,359,756	1,960
Floating Rate Loans	413,359	-	407,414	5,945
Sovereign Loan Participations	5,037	-	5,037	-
Fixed-Income Funds	365,741	365,741	-	-
Preferred Securities	40,178	-	40,178	-
Money Market Funds	432,167	432,167	-	-
Cash Equivalents	31,050	-	31,050	-
Other	56	-	-	56
Total Investments in Securities:	$ 6,863,938	$ 805,248	$ 6,023,922	$ 34,768
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,995)	$ -	$ (1,995)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 38,441
Total Realized Gain (Loss)	2,191
Total Unrealized Gain (Loss)	(5,977)
Cost of Purchases	4,241
Proceeds of Sales	(28,483)
Amortization/Accretion	347
Transfers in/out of Level 3	24,008
Ending Balance	$ 34,768
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (4,568)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $6,648,914,000. Net unrealized appreciation aggregated $215,024,000, of which $486,645,000 related to appreciated investment securities and $271,621,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009